UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 58.5%
Aerospace & Defense — 1.1%
9,300	Honeywell International, Inc.	$359,352
11,100	The Boeing Co.	672,660
5,562	United Technologies Corp.	375,324

		1,407,336

Air Freight & Logistics — 0.6%
1,100	C.H. Robinson Worldwide, Inc.	62,293
12,900	United Parcel Service, Inc. Class B	745,233

		807,526

Auto Components — 0.1%
7,100	Johnson Controls, Inc.	197,593

Automobiles — 0.3%
27,400	Ford Motor Co.*	297,016
3,100	Harley-Davidson, Inc.	70,494

		367,510

Beverages — 1.2%
12,300	PepsiCo, Inc.	733,326
16,100	The Coca-Cola Co.	873,425

		1,606,751

Biotechnology* — 0.2%
2,900	Celgene Corp.	164,662
1,800	Vertex Pharmaceuticals, Inc.	69,120

		233,782

Building Products — 0.5%
43,800	Masco Corp.	593,928

Capital Markets — 1.5%
2,000	Bank of New York Mellon Corp.	58,180
1,800	BlackRock, Inc.	384,876
7,700	Franklin Resources, Inc.	762,531
5,600	Jefferies Group, Inc.*(a)	143,024
2,600	State Street Corp.	111,488
5,900	T. Rowe Price Group, Inc.	292,758
8,900	TD Ameritrade Holding Corp.*	158,064

		1,910,921

Chemicals — 1.3%
11,500	E.I. du Pont de Nemours and Co.	375,015
5,100	Eastman Chemical Co.	288,303
26,600	Huntsman Corp.	324,254
24,300	The Dow Chemical Co.	658,287

		1,645,859

Commercial Banks — 2.0%
12,200	BB&T Corp.	340,014
5,800	Comerica, Inc.	200,158
1,800	M&T Bank Corp.	132,750
6,000	Marshall & Ilsley Corp.	41,460

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
19,900	U.S. Bancorp	$499,092
44,200	Wells Fargo & Co.	1,256,606
4,600	Zions Bancorp(a)	87,262

		2,557,342

Commercial Services & Supplies — 0.7%
3,800	Avery Dennison Corp.	123,538
41,720	R.R. Donnelley & Sons Co.	826,890

		950,428

Communications Equipment — 1.5%
64,207	Cisco Systems, Inc.*	1,442,731
12,200	QUALCOMM, Inc.	478,118

		1,920,849

Computers & Peripherals — 3.8%
12,705	Apple, Inc.*	2,440,885
32,500	Dell, Inc.*	419,250
10,400	EMC Corp.*	173,368
9,700	Hewlett-Packard Co.	456,579
10,100	International Business Machines Corp.	1,236,139
1,400	NetApp, Inc.*	40,782
4,000	SanDisk Corp.*	101,680
1,200	Western Digital Corp.*	45,588

		4,914,271

Consumer Finance — 0.5%
11,100	American Express Co.	418,026
8,700	AmeriCredit Corp.*(a)	182,439
2,700	Capital One Financial Corp.	99,522

		699,987

Containers & Packaging — 0.1%
8,900	Packaging Corp. of America	196,156

Distributors — 0.1%
3,100	Genuine Parts Co.	116,808

Diversified Financial Services — 2.6%
96,900	Bank of America Corp.	1,470,942
72,513	Citigroup, Inc.*	240,743
2,800	CME Group, Inc.	803,096
22,000	JPMorgan Chase & Co.	856,680
1,400	MSCI, Inc.*	41,384

		3,412,845

Diversified Telecommunication Services — 2.5%
8,350	AT&T, Inc.(b)	211,756
14,936	CenturyTel, Inc.	507,973
244,000	Frontier Communications Corp.(a)	1,856,840
64,100	Windstream Corp.	660,871

		3,237,440

Electric Utilities — 1.3%
61,300	Duke Energy Corp.	1,013,289
1,800	Exelon Corp.	82,116
1,400	Hawaiian Electric Industries, Inc.	27,692
11,900	Pepco Holdings, Inc.	195,398
3,800	Pinnacle West Capital Corp.	136,116

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
6,200	Southern Co.	$198,400

		1,653,011

Electrical Equipment — 0.1%
1,900	Cooper Industries PLC	81,510

Energy Equipment & Services — 0.4%
900	National-Oilwell Varco, Inc.	36,810
5,700	Schlumberger Ltd.	361,722
1,300	Smith International, Inc.	39,416
2,900	Weatherford International Ltd.*	45,472

		483,420

Food & Staples Retailing — 1.1%
3,400	SUPERVALU, Inc.	50,014
25,581	Wal-Mart Stores, Inc.	1,366,793

		1,416,807

Food Products — 1.0%
1,200	H.J. Heinz Co.	52,356
6,500	Kellogg Co.	353,730
24,400	Kraft Foods, Inc.	674,904
19,700	Sara Lee Corp.	239,158

		1,320,148

Gas Utilities — 0.1%
2,300	ONEOK, Inc.	97,037

Health Care Equipment & Supplies — 1.3%
6,600	Baxter International, Inc.	380,094
1,800	Covidien PLC	91,008
1,600	Hill-Rom Holdings, Inc.	37,392
29,000	Medtronic, Inc.	1,243,810

		1,752,304

Health Care Providers & Services — 0.9%
2,300	Aetna, Inc.	68,931
1,800	Cardinal Health, Inc.	59,526
3,300	CIGNA Corp.	111,441
1,580	Express Scripts, Inc.*	132,499
800	Humana, Inc.*	38,896
11,500	UnitedHealth Group, Inc.	379,500
5,400	WellPoint, Inc.*	344,088

		1,134,881

Hotels, Restaurants & Leisure — 0.3%
8,300	International Game Technology	152,222
500	McDonald’s Corp.	31,215
4,500	Starwood Hotels & Resorts Worldwide, Inc.	149,940

		333,377

Household Durables — 0.3%
13,500	Leggett & Platt, Inc.	246,510
2,600	Newell Rubbermaid, Inc.	35,282
2,400	Whirlpool Corp.(a)	180,432

		462,224

Household Products — 1.9%
16,000	Kimberly-Clark Corp.	950,240

Shares	Description	Value
Common Stocks — (continued)
Household Products — (continued)
25,600	The Procter & Gamble Co.	$1,575,680

		2,525,920

Industrial Conglomerates — 1.9%
7,400	3M Co.	595,626
89,300	General Electric Co.	1,435,944
11,700	Tyco International Ltd.*	414,531

		2,446,101

Insurance — 1.4%
4,700	Aflac, Inc.	227,621
7,200	Cincinnati Financial Corp.	190,008
5,200	Genworth Financial, Inc.*	71,968
4,200	Lincoln National Corp.	103,236
3,900	Loews Corp.	139,503
1,100	MetLife, Inc.	38,852
20,600	Old Republic International Corp.	218,154
2,700	Principal Financial Group, Inc.	62,235
3,900	Protective Life Corp.	65,715
6,300	Prudential Financial, Inc.	314,937
6,000	The Allstate Corp.	179,580
6,800	The Hartford Financial Services Group, Inc.	163,132
3,800	XL Capital Ltd.	63,726

		1,838,667

Internet Software & Services* — 1.1%
1,042	AOL, Inc.	24,977
2,600	Google, Inc.(b)	1,376,492

		1,401,469

IT Services — 0.7%
13,100	Automatic Data Processing, Inc.	534,349
12,100	Paychex, Inc.	350,779
400	Visa, Inc.	32,812

		917,940

Leisure Equipment & Products — 0.4%
27,600	Mattel, Inc.	544,272

Life Sciences Tools & Services* — 0.0%
600	Life Technologies Corp.	29,826

Machinery — 1.6%
21,300	Caterpillar, Inc.	1,112,712
10,200	Deere & Co.	509,490
9,800	Illinois Tool Works, Inc.	427,182

		2,049,384

Media — 1.7%
2,700	CBS Corp. Class B	34,911
34,100	Comcast Corp.	539,803
14,700	Comcast Corp. Special Class A	222,558
28,200	News Corp.	355,602
15,900	News Corp. Class B(a)	233,412
11,900	Regal Entertainment Group	175,763
6,400	The McGraw-Hill Cos., Inc.	226,880
2,000	The Walt Disney Co.	59,100

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
11,466	Time Warner, Inc.	$314,742

		2,162,771

Metals & Mining — 0.5%
1,100	Cliffs Natural Resources, Inc.	43,945
2,200	Freeport-McMoRan Copper & Gold, Inc.	146,718
4,100	Newmont Mining Corp.	175,726
3,600	Nucor Corp.	146,880
7,800	Southern Copper Corp.	207,714

		720,983

Multi-Utilities — 1.1%
17,900	CenterPoint Energy, Inc.	249,705
3,200	DTE Energy Co.	134,528
8,400	Integrys Energy Group, Inc.	351,540
45,000	NiSource, Inc.	641,250
3,600	TECO Energy, Inc.(a)	56,052

		1,433,075

Multiline Retail — 0.4%
2,200	J.C. Penney Co., Inc.	54,626
3,700	Nordstrom, Inc.(a)	127,798
6,200	Target Corp.	317,874

		500,298

Office Electronics — 0.1%
16,000	Xerox Corp.	139,520

Oil, Gas & Consumable Fuels — 6.2%
9,500	Chesapeake Energy Corp.	235,410
33,314	Chevron Corp.	2,402,606
24,900	ConocoPhillips	1,195,200
30,903	Exxon Mobil Corp.	1,991,080
1,700	Massey Energy Co.	65,484
15,700	Occidental Petroleum Corp.	1,229,938
35,600	Spectra Energy Corp.	756,500
10,700	Valero Energy Corp.	197,094

		8,073,312

Paper & Forest Products — 0.1%
7,700	MeadWestvaco Corp.	185,339

Personal Products — 0.1%
3,200	Avon Products, Inc.	96,448

Pharmaceuticals — 4.8%
4,200	Abbott Laboratories	222,348
62,200	Bristol-Myers Squibb Co.	1,515,192
18,000	Eli Lilly & Co.	633,600
14,800	Johnson & Johnson	930,328
33,697	Merck & Co., Inc.	1,286,552
92,402	Pfizer, Inc.	1,724,221

		6,312,241

Real Estate Investment Trusts — 0.7%
2,400	AMB Property Corp.	57,600
1,300	Boston Properties, Inc.	84,331
9,900	Duke Realty Corp.	112,068
8,400	HCP, Inc.	238,140
47,400	HRPT Properties Trust	316,158

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
1,052	Vornado Realty Trust	$68,043

		876,340

Road & Rail — 0.2%
2,500	CSX Corp.	107,150
2,700	Union Pacific Corp.	163,350

		270,500

Semiconductors & Semiconductor Equipment — 1.8%
41,500	Intel Corp.	805,100
15,500	Maxim Integrated Products, Inc.	270,940
36,500	Microchip Technology, Inc.(a)	942,065
12,000	Micron Technology, Inc.*	104,640
8,400	Texas Instruments, Inc.	189,000

		2,311,745

Software — 1.8%
48,940	Microsoft Corp.	1,379,129
42,000	Oracle Corp.	968,520

		2,347,649

Specialty Retail — 1.4%
11,100	Limited Brands, Inc.	211,122
20,600	Staples, Inc.	483,276
38,600	The Home Depot, Inc.	1,081,186

		1,775,584

Textiles, Apparel & Luxury Goods — 0.2%
4,000	NIKE, Inc. Class B	255,000
600	VF Corp.	43,218

		298,218

Thrifts & Mortgage Finance — 0.0%
1,800	Hudson City Bancorp, Inc.	23,886

Tobacco — 1.0%
39,400	Altria Group, Inc.	782,484
1,200	Philip Morris International, Inc.	54,612
9,800	Reynolds American, Inc.	521,360

		1,358,456

TOTAL COMMON STOCKS		$76,151,995

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 8.7%
Banks — 1.6%
Astoria Financial Corp.(c)
$150,000	5.750%	10/15/12	$141,687
Bank of America Corp.(c)
75,000	7.625	06/01/19	85,960
Bank of Tokyo-Mitsubishi UFJ Ltd.(d)
125,000	3.850	01/22/15	126,819
Citigroup, Inc.
100,000	5.300	10/17/12	105,340
150,000	6.375	08/12/14	159,478
150,000	5.000	09/15/14	146,931
HSBC Bank USA NA
100,000	6.000	08/09/17	108,735

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
JPMorgan Chase & Co.
	$50,000	6.000%	01/15/18	$53,954
	75,000	6.300	04/23/19	82,930
JPMorgan Chase Capital XXVII
	75,000	7.000	11/01/39	77,565
Lloyds TSB Bank PLC(d)
	100,000	4.375	01/12/15	99,414
Resona Bank Ltd.(c)(d)(e)
EUR	175,000	4.125	09/27/49	223,226
	$75,000	5.850	04/15/49	69,194
Royal Bank of Scotland Group PLC(d)
	100,000	4.875	08/25/14	102,614
US Bank NA(c)(e)
EUR	50,000	4.375	02/28/17	67,710
Wachovia Bank NA
	$175,000	6.600	01/15/38	185,245
Wachovia Corp.
	50,000	5.500	05/01/13	53,812
Wells Fargo Capital XIII(c)(e)
	125,000	7.700	03/26/49	121,250

				2,011,864

Brokerage — 0.9%
Bear Stearns & Co., Inc.
	275,000	7.250	02/01/18	316,120
Merrill Lynch & Co., Inc.
	100,000	6.400	08/28/17	105,431
	300,000	6.875	04/25/18	323,643
Morgan Stanley & Co.(c)
	300,000	6.625	04/01/18	325,791
	100,000	7.300	05/13/19	112,456

				1,183,441

Chemicals(c) — 0.2%
The Dow Chemical Co.
	125,000	7.600	05/15/14	143,940
	50,000	5.900	02/15/15	54,086

				198,026

Consumer Products(c) — 0.0%
Whirlpool Corp.
	25,000	8.000	05/01/12	27,729
	25,000	8.600	05/01/14	28,651

				56,380

Electric(c) — 0.8%
Arizona Public Service Co.
	100,000	5.800	06/30/14	109,288
	75,000	6.250	08/01/16	81,703
CenterPoint Energy, Inc. Series B
	25,000	7.250	09/01/10	25,745
Commonwealth Edison Co.
	175,000	5.400	12/15/11	187,931
Enel Finance International SA(d)
	125,000	5.125	10/07/19	126,667
FirstEnergy Corp. Series C
	75,000	7.375	11/15/31	84,883
Nevada Power Co. Series L
	100,000	5.875	01/15/15	109,060
NiSource Finance Corp.
	50,000	10.750	03/15/16	63,738

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Electric(c) — (continued)
Progress Energy, Inc.
$100,000	5.625%	01/15/16	$107,099
75,000	7.000	10/30/31	82,502
Puget Sound Energy, Inc.(e)
50,000	6.974	06/01/67	44,416

			1,023,032

Energy(c) — 0.4%
Canadian Natural Resources Ltd.
25,000	5.700	05/15/17	26,857
50,000	6.500	02/15/37	53,335
Dolphin Energy Ltd.(d)
99,000	5.888	06/15/19	99,347
Petroleos Mexicanos
200,000	8.000	05/03/19	229,500
Suncor Energy, Inc.
75,000	6.100	06/01/18	81,951

			490,990

Financial — 0.1%
International Lease Finance Corp.
100,000	4.950	02/01/11	94,250

Food & Beverage — 0.3%
Anheuser-Busch InBev Worldwide, Inc.(c)(d)
100,000	4.125	01/15/15	102,755
200,000	7.750	01/15/19	237,223
Kraft Foods, Inc.
75,000	6.125	08/23/18	80,596

			420,574

Health Care — Medical Products — 0.2%
Boston Scientific Corp.(c)
75,000	4.500	01/15/15	75,301
50,000	6.000	01/15/20	50,508
CareFusion Corp.(d)
150,000	6.375	08/01/19	165,304

			291,113

Health Care — Services(c)(d) — 0.1%
HCA, Inc.
62,000	7.875	02/15/20	63,705

Life Insurance — 0.2%
Americo Life, Inc.(c)(d)
50,000	7.875	05/01/13	46,576
Phoenix Life Insurance Co.(c)(d)
25,000	7.150	12/15/34	12,000
Prudential Financial, Inc.
175,000	3.875	01/14/15	175,539
Reinsurance Group of America, Inc.(c)(e)
75,000	6.750	12/15/65	67,232

			301,347

Media — Cable — 0.5%
Comcast Cable Communications Holdings, Inc.
125,000	10.625	07/15/12	149,020
125,000	9.455	11/15/22	167,743
Cox Communications, Inc.(c)(d)
275,000	6.250	06/01/18	297,937

			614,700

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media-Non Cable(c) — 0.3%
DIRECTV Holdings LLC(d)
	$75,000	5.875%	10/01/19	$78,733
DISH DBS Corp.
	125,000	7.125	02/01/16	125,625
Thomson Reuters Corp.
	150,000	6.500	07/15/18	170,199

				374,557

Metals & Mining(c) — 0.2%
Anglo American Capital PLC(d)
	100,000	9.375	04/08/19	128,388
ArcelorMittal
	100,000	6.125	06/01/18	104,061
Xstrata Canada Corp.
	75,000	7.250	07/15/12	82,942

				315,391

Noncaptive-Financial — 0.2%
OJSC Vimpel Communications
	100,000	8.250	05/23/16	103,875
SLM Corp.
	150,000	5.450	04/25/11	149,355

				253,230

Packaging(c)(e) — 0.1%
Impress Holdings BV
EUR	125,000	3.809	09/15/13	165,409

Paper(c) — 0.1%
International Paper Co.
	$50,000	7.950	06/15/18	57,940

Pipelines — 0.7%
Boardwalk Pipelines LP(c)
	175,000	5.875	11/15/16	186,902
El Paso Natural Gas Co.
	75,000	7.500	11/15/26	82,522
Energy Transfer Partners LP(c)
	125,000	5.950	02/01/15	135,896
	50,000	9.000	04/15/19	61,633
Enterprise Products Operating LLC(c)(e)
	100,000	8.375	08/01/66	100,314
	100,000	7.034	01/15/68	94,607
Tennessee Gas Pipeline Co.(c)
	50,000	7.000	10/15/28	54,458
The Williams Cos., Inc.(c)
	75,000	8.750	03/15/32	93,024
TransCanada PipeLines Ltd.(c)(e)
	75,000	6.350	05/15/67	71,054

				880,410

Property/Casualty Insurance(c) — 0.6%
Arch Capital Group Ltd.
	100,000	7.350	05/01/34	101,025
Aspen Insurance Holdings Ltd.
	100,000	6.000	08/15/14	106,270
Catlin Insurance Co. Ltd.(d)(e)
	75,000	7.249	12/31/49	61,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance(c) — (continued)
Endurance Specialty Holdings Ltd.
$50,000	6.150%	10/15/15	$53,640
QBE Insurance Group Ltd.(d)(e)
225,000	5.647	07/01/23	205,143
Swiss Re Capital I LP(d)(e)
125,000	6.854	05/29/49	107,439
The Chubb Corp.(e)
100,000	6.375	03/29/67	96,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	76,202

			807,219

Real Estate Investment Trusts(c) — 0.5%
Arden Realty LP
75,000	9.150	03/01/10	75,164
ProLogis
75,000	1.875	11/15/37	66,737
Reckson Operating Partnership LP
92,000	5.150	01/15/11	91,894
Simon Property Group LP
125,000	10.350	04/01/19	162,772
WEA Finance LLC(d)
150,000	5.400	10/01/12	160,167
Westfield Capital Corp.(d)
125,000	5.125	11/15/14	131,683

			688,417

Tobacco — 0.2%
Altria Group, Inc.
100,000	9.700	11/10/18	125,235
BAT International Finance PLC(c)(d)
125,000	9.500	11/15/18	161,379

			286,614

Wireless Telecommunications(c) — 0.1%
AT&T, Inc.
100,000	6.400	05/15/38	103,211
Verizon Wireless Capital LLC
50,000	8.500	11/15/18	63,089

			166,300

Wirelines Telecommunications(c) — 0.4%
Qwest Corp.
50,000	8.875	03/15/12	53,625
Telecom Italia Capital
225,000	4.950	09/30/14	236,386
150,000	7.200	07/18/36	162,015
Verizon Communications, Inc.
100,000	6.400	02/15/38	104,581

			556,607

TOTAL CORPORATE OBLIGATIONS			$11,301,516

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 19.3%
Collateralized Mortgage Obligations — 4.8%

Adjustable Rate Non-Agency(e) — 3.9%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$18,138	3.536%	04/25/34	$16,183
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
762,027	5.964	09/25/47	463,795
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
507,226	4.125	02/25/37	473,171
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
277,271	0.531	08/25/35	153,147
Countrywide Alternative Loan Trust Series 2005-38, Class A3
306,451	0.581	09/25/35	177,479
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
24,328	3.611	11/20/34	19,661
Granite Master Issuer PLC Series 2006-1A, Class A5(d)
406,101	0.301	12/20/54	374,133
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
367,468	0.491	01/25/36	254,525
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
495,400	3.568	07/25/35	448,019
Lehman XS Trust Series 2005-7N, Class 1A1A
198,152	0.501	12/25/35	115,583
Lehman XS Trust Series 2007-16N, Class 2A2
867,049	1.081	09/25/47	460,769
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
221	0.611	11/25/34	221
Merrill Lynch Alternative Note Asset Trust Series 2007-0AR3, Class A1
603,904	0.421	07/25/47	297,167
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
28,590	2.961	05/25/34	24,640
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
294,978	2.876	06/25/34	255,801
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
33,139	3.012	11/25/34	27,561
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
36,564	3.133	06/25/34	32,845
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
335,059	0.521	07/25/45	242,776
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
523,398	0.551	08/25/45	378,023
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
291,104	0.501	12/25/45	204,693
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
723,597	6.515	12/28/37	458,230

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
$222,687	3.505%	10/25/35	$198,635

			5,077,057

Interest Only(f) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
53,430	5.500	06/25/33	8,203
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(d)(e)
1,932,888	1.148	03/13/40	25,768
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
137,220	5.250	07/25/33	19,914
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(e)(g)
62,068	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(e)(g)
84,445	0.000	08/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(d)(e)
1,028,323	1.692	05/15/38	6,163
FHLMC REMIC Series 2575, Class IB
41,073	5.500	08/15/30	647
FNMA REMIC Series 2004-47, Class EI(e)(g)
181,819	0.000	06/25/34	2,597
FNMA REMIC Series 2004-62, Class DI(e)(g)
102,635	0.000	07/25/33	739
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(e)
71,825	0.120	08/25/33	103
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(e)
30,080	0.320	07/25/33	111
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(d)(e)
2,225,511	1.457	02/11/36	33,465

			97,710

Inverse Floaters(e) — 0.2%
FNMA REMIC Series 1993-248, Class SA
87,845	5.751	08/25/23	84,429
GNMA Series 2001-48, Class SA
18,561	25.730	10/16/31	28,274
GNMA Series 2001-51, Class SA
28,916	31.490	10/16/31	43,383
GNMA Series 2001-51, Class SB
36,287	25.730	10/16/31	55,250
GNMA Series 2001-59, Class SA
27,812	25.567	11/16/24	38,810
GNMA Series 2002-13, Class SB
12,067	36.479	02/16/32	19,971

			270,117

Regular Floater(e)(g) — 0.1%
FHLMC REMIC Series 3038, Class XA
42,839	0.000	09/15/35	38,207
FHLMC REMIC Series 3325, Class SX
45,343	0.000	06/15/37	41,967

			80,174

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — 0.5%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
$513,214	6.000%	03/25/35	$377,894
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
439,191	6.000	08/25/37	314,991

			692,885

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$6,217,943

Commercial Mortgage-Backed Securities — 2.5%

Sequential Fixed Rate — 2.5%
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	1,050,570
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4
300,000	5.429	12/12/43	287,532
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	1,024,125
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
500,000	5.156	02/15/31	504,043
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
$400,000	5.740	05/15/43	404,211

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$3,270,481

Federal Agencies — 12.0%

Adjustable Rate FHLMC(e) — 0.3%
420,397	3.955	08/01/35	433,157

Adjustable Rate FNMA(e) — 0.8%
20,121	3.290	09/01/32	20,803
132,680	3.384	12/01/33	137,638
214,486	4.386	01/01/34	222,747
382,452	3.951	02/01/34	396,941
302,784	3.411	01/01/35	313,124

			1,091,253

Adjustable Rate GNMA(e) — 0.6%
17,070	4.375	06/20/23	17,723
7,633	3.625	07/20/23	7,865
8,037	3.625	08/20/23	8,282
21,057	3.625	09/20/23	21,700
6,294	4.375	03/20/24	6,505
54,434	4.375	04/20/24	56,624
6,766	4.375	05/20/24	7,029
56,411	4.375	06/20/24	58,676
30,060	3.625	07/20/24	31,086
41,583	3.625	08/20/24	42,962
12,998	3.625	09/20/24	13,402
16,327	4.125	11/20/24	16,878
13,997	4.125	12/20/24	14,568
11,410	4.375	01/20/25	11,861
5,611	4.375	02/20/25	5,834
19,186	4.375	05/20/25	20,046

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(e) — (continued)
$13,840	3.625%	07/20/25	$14,368
6,902	4.375	02/20/26	7,141
377	3.625	07/20/26	389
20,887	4.375	01/20/27	21,688
7,080	4.375	02/20/27	7,328
55,668	4.375	04/20/27	57,924
6,463	4.375	05/20/27	6,719
6,262	4.375	06/20/27	6,516
2,045	4.125	11/20/27	2,107
8,787	4.125	12/20/27	9,052
17,578	4.375	01/20/28	18,202
5,928	4.250	02/20/28	6,137
6,702	4.375	03/20/28	6,935
32,312	3.625	07/20/29	33,387
13,885	3.625	08/20/29	14,348
4,185	3.625	09/20/29	4,321
17,077	4.125	10/20/29	17,585
21,849	4.125	11/20/29	22,506
5,277	4.125	12/20/29	5,434
6,894	4.250	01/20/30	7,130
3,579	4.250	02/20/30	3,702
14,450	4.250	03/20/30	14,944
21,891	4.375	04/20/30	22,804
54,347	4.375	05/20/30	56,675
4,391	4.375	06/20/30	4,572
42,141	3.625	07/20/30	43,809
7,290	3.625	09/20/30	7,588
14,686	3.875	10/20/30	15,070

			779,422

FHLMC — 1.9%
45,589	8.000	07/01/15	49,740
9,587	7.000	12/01/15	10,229
47,370	6.500	07/01/16	51,587
92,597	7.000	04/01/31	102,512
140,134	7.000	07/01/32	155,248
292,172	6.500	04/01/34	317,401
3,316	5.500	03/01/37	3,551
5,573	5.500	04/01/37	5,967
1,547	5.500	06/01/37	1,656
73,330	5.500	06/01/38	78,565
374,866	5.000	04/01/39	390,945
2,579	5.500	04/01/39	2,763
95,427	5.000	05/01/39	99,520
191,561	5.000	06/01/39	199,777
99,095	5.000	10/01/39	103,345
498,332	5.000	11/01/39	519,083
299,236	5.000	12/01/39	312,070

			2,403,959

FNMA — 8.2%
544,823	4.000	09/01/18	565,916
290,256	6.000	09/01/19	313,486
361,941	6.000	12/01/20	390,908
221,103	5.500	09/01/23	237,462
83,054	5.500	10/01/23	89,358
41,172	7.000	11/01/30	45,175
107,960	7.500	03/01/31	118,489
537,264	6.000	04/01/35	579,832
237,095	6.000	11/01/35	256,259
28,954	6.000	10/01/37	30,978
47,532	6.000	02/01/38	51,234
390,308	6.000	06/01/38	417,299
22,474	6.000	07/01/38	24,029
21,941	6.000	09/01/38	23,520

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,695,532	5.000%	01/01/39	$1,767,683
27,348	5.000	05/01/39	28,485
529,419	5.000	06/01/39	551,422
29,975	5.000	07/01/39	31,221
227,613	5.000	09/01/39	237,297
1,058,938	5.000	10/01/39	1,102,816
700,000	5.000	01/01/40	729,469
1,000,000	4.500	TBA-30yr(h)	1,010,000
1,000,000	5.000	TBA-30yr(h)	1,039,062
1,000,000	5.500	TBA-30yr(h)	1,059,219

			10,700,619

GNMA — 0.2%
33,821	5.000	05/15/39	35,345
161,027	5.000	06/15/39	168,401

			203,746

TOTAL FEDERAL AGENCIES			$15,612,156

TOTAL MORTGAGE-BACKED OBLIGATIONS			$25,100,580

Agency Debentures — 1.7%
FHLMC
$300,000	4.500%	04/02/14	$322,575
700,000	5.000	11/13/14	772,699
500,000	4.750	01/19/16	546,340
FNMA(i)
50,000	0.000	10/09/19	29,115
Tennessee Valley Authority(b)
600,000	5.375	04/01/56	610,714

TOTAL AGENCY DEBENTURES			$2,281,443

Asset-Backed Securities — 0.5%
Home Equity — 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
$196,190	1.231%	10/25/37	$171,471
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
120,000	2.645	10/25/37	53,285
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
210,000	1.921	10/25/37	79,269
Countrywide Home Equity Loan Trust Series 2002-E, Class A(e)
61,222	0.493	10/15/28	45,831
Countrywide Home Equity Loan Trust Series 2003-D, Class A(e)
109,098	0.493	06/15/29	78,522
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(e)
163,832	0.513	02/15/34	84,166
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
57,345	7.000	09/25/37	33,734
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
66,048	7.000	09/25/37	31,208

			577,486

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
129,416	8.330	04/01/30	129,127

TOTAL ASSET-BACKED SECURITIES			$706,613

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Debt Obligations — 1.9%
Sovereign — 1.5%
Federal Republic of Germany
EUR	700,000	4.250%	07/04/39	$1,024,580
Landwirtschaftliche Rentenbank
	$300,000	5.250	07/02/12	327,542
Republic of Indonesia(d)
	100,000	5.875	03/13/20	101,250
Republic of Peru
	100,000	7.125	03/30/19	113,250
State of Qatar(d)
	270,000	5.250	01/20/20	270,000
Swedish Export Credit
	100,000	3.250	09/16/14	101,927

				1,938,549

Supranational — 0.4%
European Investment Bank
	500,000	3.000	04/08/14	513,703

TOTAL FOREIGN DEBT OBLIGATIONS				$2,452,252

Government Guarantee Obligations — 5.3%
Achmea Hypotheekbank NV(d)(j)
	$400,000	3.200%	11/03/14	$404,998
ANZ National (Int’l) Ltd.(d)(j)
	400,000	3.250	04/02/12	415,040
Citigroup Funding, Inc.(k)
	800,000	1.875	10/22/12	806,644
	200,000	1.875	11/15/12	201,548
Dexia Credit Local(d)(j)
	200,000	2.750	01/10/14	200,883
General Electric Capital Corp.(k)
	500,000	2.000	09/28/12	506,360
	200,000	2.625	12/28/12	205,598
GMAC, Inc.(k)
	600,000	1.750	10/30/12	602,384
Kreditanstalt fuer Wiederaufbau(j)
	400,000	1.875	01/14/13	402,129
LeasePlan Corp. NV(d)(j)
	300,000	3.000	05/07/12	310,049
Royal Bank of Scotland Group PLC(d)(j)
	500,000	1.500	03/30/12	495,164
	100,000	2.625	05/11/12	102,639
Societe Financement de l’Economie Francaise(d)(j)
	500,000	3.375	05/05/14	517,156
	600,000	2.875	09/22/14	604,620
Swedish Housing Finance Corp.(d)(j)
	100,000	3.125	03/23/12	103,611
United States Central Federal Credit Union(k)
	200,000	1.250	10/19/11	201,123
	100,000	1.900	10/19/12	100,902
Western Corporate Federal Credit Union(k)
	200,000	1.750	11/02/12	200,895
Westpac Banking Corp.(d)(j)
	300,000	1.900	12/14/12	300,256
	200,000	3.250	12/16/11	207,200

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$6,889,199

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 0.1%
California — 0.0%
California State GO Bonds Build America Taxable Series 2009
$125,000	7.550%	04/01/39	$122,814
75,000	7.500	04/01/34	74,164

TOTAL MUNICIPAL DEBT OBLIGATIONS			$196,978

U.S. Treasury Obligations — 1.2%
United States Treasury Inflation Protected Securities
$570,945	0.875%	04/15/10	$572,997
453,168	1.625	01/15/15	476,287
214,234	2.500	07/15/16	236,511
United States Treasury Note
100,000	0.875	01/31/12	100,082
United States Treasury Principal-Only STRIPS(i)
200,000	0.000	11/15/21	121,370

TOTAL U.S. TREASURY OBLIGATIONS			$1,507,247

Short-term Investment(l) — 4.2%

Repurchase Agreement — 4.2%
Joint Repurchase Agreement Account II
$5,500,000	0.118%	02/01/10	$5,500,000
Maturity Value: $5,500,054

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$132,087,823

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(e)(m) — 1.4%
Boston Global Investment Trust — Enhanced Portfolio II
1,802,324	0.148%	$1,804,126

TOTAL INVESTMENTS — 102.8%		$133,891,949

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(3,666,954)

NET ASSETS — 100.0%		$130,224,995

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security
(a) All or a portion of security is on loan.
(b) All or a portion of this security is segregated for initial margin requirements on futures transactions.
(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(d) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,583,633, which represents approximately 5.8% of net assets as of January 31, 2010.
(e) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(f) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(g) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(h) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $3,108,281 which represents approximately 2.4% of net assets as of January 31, 2010.
(i) Issued with a zero coupon. Income is recognized through the accretion of discount.
(j) Guaranteed by a foreign government. Total market value of these securities amounts to $4,063,745, which represents approximately 3.1% of net assets as of January 31, 2010.
(k) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $2,825,454, which represents approximately 2.2% of net assets as of January 31, 2010.
(l) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments Section.
(m) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2010, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

EUR	Sale	02/16/10	$1,540,494	$1,468,411	$72,083

FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

German Euro-Bund	6	March 2010	$1,026,398	$11,478
S&P Mini 500 Index	18	March 2010	963,360	(67,264)
2 Year U.S. Treasury Notes	1	March 2010	217,953	(17)
5 Year U.S. Treasury Notes	7	March 2010	815,227	2,233
10 Year U.S. Treasury Notes	116	March 2010	13,706,125	(51,065)
30 Year U.S. Treasury Bonds	12	March 2010	1,425,750	13,012

TOTAL				$(91,623)

SWAP CONTRACTS — At January 31, 2010, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Banc of America Securities LLC		$4,000		04/06/12	4.736%	3 month LIBOR	$364,615	$—	$364,615
Citibank NA	BRL	700		01/02/12	11.760	Brazilian Interbank Deposit Average	1,441	—	1,441
		$7,900	(a)	06/16/17	3 month LIBOR	3.250%	122,942	95,719	27,223
Deutsche Bank Securities, Inc.	KRW	253,000		01/28/11	2.820	3 month KWCDC	(1,201)	—	(1,201)
		550,000		06/26/11	3.693	3 month KWCDC	613	—	613
		219,234		07/06/11	3.620	3 month KWCDC	(34)	—	(34)
		366,287		07/07/11	3.626	3 month KWCDC	(46)	—	(46)
	BRL	1,300		01/02/12	11.735	Brazilian Interbank Deposit Average	2,504	—	2,504
		900		01/02/12	11.795	Brazilian Interbank Deposit Average	1,769	—	1,769
JPMorgan Securities, Inc.	KRW	246,000		01/28/11	2.830	3 month KWCDC	(1,147)	—	(1,147)
		200,000		06/15/11	3.900	3 month KWCDC	826	—	826
		540,000		06/22/11	3.720	3 month KWCDC	901	—	901
		174,212		07/08/11	3.660	3 month KWCDC	44	—	44
	BRL	400		01/02/12	11.760	Brazilian Interbank Deposit Average	824	—	824

TOTAL							$494,051	$95,719	$398,332

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2010.

GOLDMAN SACHS BALANCED FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS

							Upfront
			Rates		Credit		Payments
		Notional	received		Spread at		made
	Referenced	Amount	(paid) by	Termination	January 31, 2010	Market	(received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index	$500	(1.000)%	12/20/14	97	$(1,274)	$2,239	$(3,513)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	600	(1.000)	12/20/14	97	(1,528)	(1,080)	(448)
		400	(1.000)	12/20/14	97	(1,018)	—	(1,018)
		500	(1.000)	12/20/14	97	(1,273)	225	(1,498)
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	300	0.090	08/25/37	2991	(195,243)	(65,471)	(129,772)
		300	0.090	08/25/37	2991	(195,243)	(65,473)	(129,770)
	ABX-HE-AAA 07-2 Index	200	0.760	01/25/38	2840	(130,678)	(57,824)	(72,854)
		300	0.760	01/25/38	2840	(196,023)	(61,314)	(134,709)
	Republic of Venezuela 9.25%, 09/15/27	100	0.000	06/20/10	1048	(4,020)	(3,815)	(205)

TOTAL						$(726,300)	$(252,513)	$(473,787)

(a)  Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$115,544,669

Gross unrealized gain	23,020,647
Gross unrealized loss	(4,673,367)

Net unrealized security gain	$18,347,280

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.5%
Aerospace & Defense — 3.1%
78,926	Honeywell International, Inc.	$3,049,701
78,836	Lockheed Martin Corp.	5,874,859
130,981	Northrop Grumman Corp.	7,413,524
99,128	United Technologies Corp.	6,689,157

		23,027,241

Air Freight & Logistics — 2.5%
13,997	FedEx Corp.	1,096,665
295,913	United Parcel Service, Inc. Class B	17,094,894

		18,191,559

Airlines — 0.3%
11,225	Copa Holdings SA	583,476
148,592	Southwest Airlines Co.	1,683,547

		2,267,023

Auto Components — 0.4%
104,161	Johnson Controls, Inc.	2,898,801

Beverages — 3.0%
92,651	Hansen Natural Corp.*	3,562,431
256,415	PepsiCo., Inc.	15,287,462
60,494	The Coca-Cola Co.	3,281,800

		22,131,693

Biotechnology* — 4.8%
250,467	Amgen, Inc.	14,647,310
4,768	Biogen Idec, Inc.	256,232
36,221	Celgene Corp.	2,056,629
28,770	Genzyme Corp.	1,561,060
328,563	Gilead Sciences, Inc.	15,859,736
38,570	Myriad Genetics, Inc.	906,395

		35,287,362

Building Products* — 0.2%
37,963	Armstrong World Industries, Inc.	1,382,992

Capital Markets — 0.4%
44,929	Bank of New York Mellon Corp.	1,306,984
22,234	Federated Investors, Inc. Class B(a)	564,299
67,684	SEI Investments Co.	1,198,684

		3,069,967

Chemicals — 2.4%
38,503	CF Industries Holdings, Inc.	3,575,388
72,095	E.I. du Pont de Nemours and Co.	2,351,018
32,477	Eastman Chemical Co.	1,835,925
72,343	Monsanto Co.	5,489,387
108,003	The Dow Chemical Co.	2,925,801

Shares	Description	Value
Common Stocks — (continued)
Chemicals — (continued)
34,558	The Scotts Miracle-Gro Co.	$1,371,953

		17,549,472

Commercial Banks — 0.4%
43,144	U.S. Bancorp	1,082,051
61,172	Wells Fargo & Co.	1,739,120

		2,821,171

Commercial Services & Supplies — 0.1%
23,835	R.R. Donnelley & Sons Co.	472,410

Communications Equipment — 3.9%
860,091	Cisco Systems, Inc.*	19,326,245
14,142	EchoStar Corp.*	271,526
103,513	Motorola, Inc.*	636,605
163,458	QUALCOMM, Inc.	6,405,919
370,655	Tellabs, Inc.*	2,383,312

		29,023,607

Computers & Peripherals — 7.5%
38,968	Apple, Inc.*	7,486,532
899,708	Dell, Inc.*	11,606,233
77,993	EMC Corp.*	1,300,143
94,183	Hewlett-Packard Co.	4,433,194
47,032	International Business Machines Corp.	5,756,247
27,289	Lexmark International, Inc.*(a)	703,783
55,527	SanDisk Corp.*	1,411,496
827,908	Seagate Technology	13,850,901
221,531	Western Digital Corp.*	8,415,963

		54,964,492

Consumer Finance — 0.1%
6,781	Capital One Financial Corp.	249,948
57,598	Discover Financial Services	787,940

		1,037,888

Diversified Consumer Services* — 0.5%
66,232	Apollo Group, Inc.	4,012,997

Electric Utilities — 0.4%
52,016	Exelon Corp.	2,372,970
5,207	FPL Group, Inc.	253,893

		2,626,863

Electrical Equipment — 0.9%
114,743	Emerson Electric Co.	4,766,424
34,886	Rockwell Automation, Inc.	1,682,901

		6,449,325

Electronic Equipment, Instruments & Components — 1.9%
85,519	Arrow Electronics, Inc.*	2,246,584
71,299	Avnet, Inc.*	1,885,146
83,910	Flextronics International Ltd.*	531,989
364,211	Ingram Micro, Inc.*	6,155,166
135,338	Tyco Electronics Ltd.	3,367,209

		14,186,094

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 0.7%
38,957	Baker Hughes, Inc.	$1,763,973
22,210	Exterran Holdings, Inc.*(a)	450,419
74,499	Halliburton Co.	2,176,116
10,394	Schlumberger Ltd.	659,603

		5,050,111

Food & Staples Retailing — 3.1%
4,309	Costco Wholesale Corp.	247,466
133,062	CVS Caremark Corp.	4,307,217
39,482	SUPERVALU, Inc.	580,780
31,006	The Kroger Co.	664,459
241,281	Wal-Mart Stores, Inc.	12,891,644
103,547	Walgreen Co.	3,732,869

		22,424,435

Food Products — 1.7%
316,623	Archer-Daniels-Midland Co.	9,489,191
24,051	Hormel Foods Corp.	930,774
176,091	Tyson Foods, Inc.(a)	2,433,578

		12,853,543

Health Care Equipment & Supplies — 3.1%
631,976	Boston Scientific Corp.*	5,453,953
220,685	CareFusion Corp.*	5,682,639
24,362	Hill-Rom Holdings, Inc.	569,340
92,034	Medtronic, Inc.	3,947,338
143,877	Stryker Corp.	7,470,094

		23,123,364

Health Care Providers & Services — 2.7%
15,737	Aetna, Inc.	471,638
210,927	Cardinal Health, Inc.	6,975,356
112,032	Coventry Health Care, Inc.*(a)	2,563,292
36,478	Humana, Inc.*	1,773,560
51,279	McKesson Corp.	3,016,231
24,686	Medco Health Solutions, Inc.*	1,517,695
54,801	WellPoint, Inc.*	3,491,920

		19,809,692

Hotels, Restaurants & Leisure — 1.2%
146,454	Carnival Corp.*	4,881,312
44,148	Marriott International, Inc.	1,158,002
18,062	McDonald’s Corp.	1,127,611
87,236	Starbucks Corp.*	1,900,872

		9,067,797

Household Durables — 0.4%
16,751	Garmin Ltd.(a)	541,225
27,930	Harman International Industries, Inc.	992,911
18,811	Whirlpool Corp.	1,414,211

		2,948,347

Household Products — 3.6%
28,390	Colgate-Palmolive Co.	2,272,052
39,312	Kimberly-Clark Corp.	2,334,740

Shares	Description	Value
Common Stocks — (continued)
Household Products — (continued)
352,268	The Procter & Gamble Co.	$21,682,095

		26,288,887

Industrial Conglomerates — 0.3%
18,990	3M Co.	1,528,505
37,976	General Electric Co.	610,654

		2,139,159

Insurance — 0.9%
20,813	The Travelers Cos., Inc.	1,054,595
295,156	Unum Group(a)	5,776,203

		6,830,798

Internet & Catalog Retail* — 1.4%
50,013	Amazon.com, Inc.(b)	6,272,130
164,618	Expedia, Inc.	3,524,471
12,658	Netflix, Inc.(a)	787,961

		10,584,562

Internet Software & Services* — 2.1%
18,028	AOL, Inc.	432,131
22,837	Google, Inc.	12,090,365
79,899	VeriSign, Inc.	1,830,486
78,984	Yahoo!, Inc.	1,185,550

		15,538,532

IT Services — 2.0%
312,091	Accenture PLC	12,792,610
87,791	NeuStar, Inc.*	1,971,786

		14,764,396

Machinery — 2.2%
11,775	Caterpillar, Inc.	615,126
14,788	Eaton Corp.	905,617
8,181	Illinois Tool Works, Inc.	356,610
37,117	Ingersoll-Rand PLC	1,204,818
152,447	PACCAR, Inc.(a)	5,492,665
202,527	The Toro Co.(a)	7,888,427

		16,463,263

Media — 2.2%
21,963	Comcast Corp. Special Class A	332,520
66,150	DIRECTV*	2,007,652
160,357	DISH Network Corp.	2,928,119
45,604	Scripps Networks Interactive	1,947,291
14,697	Time Warner Cable, Inc.	640,642
311,663	Time Warner, Inc.	8,555,140

		16,411,364

Metals & Mining — 1.3%
35,943	Freeport-McMoRan Copper & Gold, Inc.	2,397,039
119,727	Newmont Mining Corp.	5,131,499
25,869	Reliance Steel & Aluminum Co.	1,053,903

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — (continued)
23,415	Schnitzer Steel Industries, Inc.	$948,307

		9,530,748

Multiline Retail — 0.8%
70,658	Dollar Tree, Inc.*	3,498,984
33,153	J.C. Penney Co., Inc.	823,189
45,676	Nordstrom, Inc.	1,577,649

		5,899,822

Oil, Gas & Consumable Fuels — 3.1%
131,940	Devon Energy Corp.	8,828,106
172,463	Exxon Mobil Corp.	11,111,791
25,158	Tesoro Corp.	314,475
141,822	Valero Energy Corp.	2,612,361

		22,866,733

Paper & Forest Products — 0.4%
142,219	International Paper Co.	3,258,237

Personal Products — 0.2%
36,354	Herbalife Ltd.	1,412,353

Pharmaceuticals — 6.8%
48,686	Abbott Laboratories	2,577,437
62,796	Bristol-Myers Squibb Co.	1,529,711
643,387	Eli Lilly & Co.	22,647,222
143,669	Forest Laboratories, Inc.*	4,258,349
163,640	Johnson & Johnson	10,286,410
51,194	King Pharmaceuticals, Inc.*	614,840
414,184	Pfizer, Inc.	7,728,674

		49,642,643

Professional Services — 0.6%
82,370	Manpower, Inc.	4,265,942

Real Estate Investment Trusts — 2.7%
30,341	AvalonBay Communities, Inc.	2,324,424
18,379	Plum Creek Timber Co., Inc.(a)	664,768
28,861	Public Storage(a)	2,285,214
97,990	Rayonier, Inc.	4,109,701
141,267	Simon Property Group, Inc.	10,171,224

		19,555,331

Road & Rail — 0.1%
8,945	Norfolk Southern Corp.	420,952

Semiconductors & Semiconductor Equipment — 5.0%
105,051	Integrated Device Technology, Inc.*	595,639
1,266,835	Intel Corp.	24,576,599
505,271	Texas Instruments, Inc.	11,368,598

		36,540,836

Software — 9.2%
60,202	Adobe Systems, Inc.*	1,944,525
37,772	CA, Inc.	832,495
1,569,383	Microsoft Corp.	44,225,213
656,076	Oracle Corp.	15,129,112
291,849	Symantec Corp.*	4,946,840

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
17,066	Synopsys, Inc.*	$362,994

		67,441,179

Specialty Retail — 2.6%
61,440	AutoNation, Inc.*(a)	1,105,920
22,266	Barnes & Noble, Inc.(a)	389,210
13,594	CarMax, Inc.*	280,444
19,477	Limited Brands, Inc.	370,453
12,599	PetSmart, Inc.	324,424
195,138	Ross Stores, Inc.(a)	8,962,688
132,819	The Gap, Inc.	2,534,187
102,624	The TJX Cos., Inc.	3,900,738
69,114	Williams-Sonoma, Inc.	1,311,784

		19,179,848

Textiles, Apparel & Luxury Goods — 0.2%
26,042	NIKE, Inc. Class B	1,660,177

Tobacco — 3.8%
106,780	Altria Group, Inc.	2,120,651
215,558	Lorillard, Inc.	16,317,740
208,911	Philip Morris International, Inc.	9,507,540

		27,945,931

Wireless Telecommunication Services* — 0.3%
621,652	Sprint Nextel Corp.	2,039,019

TOTAL COMMON STOCKS		$717,358,958

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.4%
Repurchase Agreement — 2.4%
Joint Repurchase Agreement Account II
$17,500,000	0.118%	02/01/10	$17,500,000
Maturity Value: $17,500,172

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$734,858,958

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 4.4%
Boston Global Investment Trust — Enhanced Portfolio II
32,169,633	0.148%	$32,201,803

TOTAL INVESTMENTS — 104.3%		$767,060,761
$767,060,761
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(31,762,142)

NET ASSETS — 100.0%		$735,298,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(c) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	333	March 2010	$17,822,160	$(609,913)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$717,039,884

Gross unrealized gain	76,832,957
Gross unrealized loss	(26,812,080)

Net unrealized security gain	$50,020,877

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.4%
Aerospace & Defense — 1.5%
43,151	Lockheed Martin Corp.	$3,215,613
142,111	Northrop Grumman Corp.	8,043,483
24,476	United Technologies Corp.	1,651,640

		12,910,736

Air Freight & Logistics — 2.2%
94,837	FedEx Corp.	7,430,479
197,308	United Parcel Service, Inc. Class B	11,398,483

		18,828,962

Airlines — 0.2%
150,089	Southwest Airlines Co.	1,700,508

Auto Components — 0.7%
8,349	Autoliv, Inc.	357,421
197,938	Johnson Controls, Inc.	5,508,614

		5,866,035

Automobiles — 0.2%
45,978	Ford Motor Co.*	498,401
27,153	Thor Industries, Inc.	862,108

		1,360,509

Beverages* — 0.2%
37,047	Hansen Natural Corp.	1,424,457

Biotechnology* — 1.2%
107,707	Amgen, Inc.	6,298,705
79,752	Gilead Sciences, Inc.	3,849,629

		10,148,334

Building Products*(a) — 0.1%
30,829	Armstrong World Industries, Inc.	1,123,101

Capital Markets — 2.2%
263,648	Bank of New York Mellon Corp.	7,669,520
156,186	Eaton Vance Corp.(a)	4,499,719
47,380	Federated Investors, Inc. Class B(a)	1,202,504
293,040	SEI Investments Co.	5,189,739

		18,561,482

Chemicals — 2.0%
11,006	CF Industries Holdings, Inc.	1,022,017
23,305	Cytec Industries, Inc.(a)	869,510
46,689	E.I. du Pont de Nemours and Co.	1,522,529
103,834	Eastman Chemical Co.	5,869,736
175,985	Huntsman Corp.	2,145,257
187,703	The Dow Chemical Co.	5,084,874

		16,513,923

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 5.8%
307,579	BB&T Corp.	$8,572,227
38,470	Fifth Third Bancorp	478,567
7,657	PNC Financial Services Group, Inc.	424,427
69,471	Regions Financial Corp.	441,141
516,864	U.S. Bancorp	12,962,949
910,090	Wells Fargo & Co.	25,873,859

		48,753,170

Commercial Services & Supplies — 0.1%
36,444	R.R. Donnelley & Sons Co.	722,320

Communications Equipment* — 0.3%
299,677	Motorola, Inc.	1,843,014
141,263	Tellabs, Inc.	908,321

		2,751,335

Computers & Peripherals — 1.2%
625,373	Seagate Technology	10,462,490

Consumer Finance — 1.8%
142,848	AmeriCredit Corp.*(a)	2,995,523
212,120	Capital One Financial Corp.	7,818,743
257,814	Discover Financial Services	3,526,895
9,653	The Student Loan Corp.	437,281

		14,778,442

Containers & Packaging(a) — 0.1%
21,192	Sonoco Products Co.	588,290

Diversified Financial Services — 5.6%
1,377,810	Bank of America Corp.	20,915,156
3,312,089	Citigroup, Inc.*	10,996,135
390,507	JPMorgan Chase & Co.	15,206,343

		47,117,634

Diversified Telecommunication Services — 4.4%
1,238,699	AT&T, Inc.(b)	31,413,406
196,054	Verizon Communications, Inc.	5,767,909

		37,181,315

Electric Utilities — 3.1%
661,293	Duke Energy Corp.	10,931,173
318,942	Exelon Corp.	14,550,134
20,015	FPL Group, Inc.	975,932

		26,457,239

Electrical Equipment — 0.8%
137,841	Emerson Electric Co.	5,725,915
28,094	Rockwell Automation, Inc.(a)	1,355,255

		7,081,170

Electronic Equipment, Instruments & Components — 1.1%
33,677	Arrow Electronics, Inc.*	884,695
163,209	Flextronics International Ltd.*	1,034,745
280,464	Ingram Micro, Inc.*	4,739,842
113,454	Tyco Electronics Ltd.	2,822,735

		9,482,017

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 2.5%
63,139	Baker Hughes, Inc.(a)	$2,858,934
166,573	Exterran Holdings, Inc.*(a)	3,378,101
335,411	Halliburton Co.	9,797,355
43,598	Helix Energy Solutions Group, Inc.*	462,575
27,919	National-Oilwell Varco, Inc.	1,141,887
19,260	Oil States International, Inc.*(a)	709,538
45,052	Schlumberger Ltd.	2,859,000

		21,207,390

Food & Staples Retailing — 0.7%
145,638	CVS Caremark Corp.	4,714,302
96,967	SUPERVALU, Inc.(a)	1,426,385

		6,140,687

Food Products — 1.8%
321,320	Archer-Daniels-Midland Co.	9,629,960
417,561	Tyson Foods, Inc.(a)	5,770,693

		15,400,653

Gas Utilities — 0.0%
7,903	Questar Corp.	327,816

Health Care Equipment & Supplies* — 0.6%
340,058	Boston Scientific Corp.	2,934,700
82,593	CareFusion Corp.(a)	2,126,770

		5,061,470

Health Care Providers & Services — 2.5%
140,076	Cardinal Health, Inc.	4,632,313
170,009	Coventry Health Care, Inc.*(a)	3,889,806
26,517	Humana, Inc.*	1,289,257
197,968	UnitedHealth Group, Inc.	6,532,944
69,688	WellPoint, Inc.*	4,440,519

		20,784,839

Hotels, Restaurants & Leisure* — 0.2%
57,652	Carnival Corp.	1,921,541

Household Durables — 1.0%
35,474	D.R. Horton, Inc.	418,238
120,576	Harman International Industries, Inc.(a)	4,286,477
54,761	Whirlpool Corp.(a)	4,116,932

		8,821,647

Household Products — 0.6%
83,739	The Procter & Gamble Co.	5,154,136

Independent Power Producers & Energy Traders* — 0.3%
150,318	Mirant Corp.	2,114,974

Shares	Description	Value
Common Stocks — (continued)
Industrial Conglomerates — 3.0%
1,551,762	General Electric Co.	$24,952,333

Insurance — 3.7%
17,077	Lincoln National Corp.	419,753
213,635	MBIA, Inc.*(a)	1,053,220
129,052	MetLife, Inc.	4,558,117
115,375	Prudential Financial, Inc.	5,767,596
165,083	The Travelers Cos., Inc.	8,364,756
569,740	Unum Group(a)	11,149,812

		31,313,254

Internet & Catalog Retail* — 0.6%
102,393	Expedia, Inc.	2,192,234
261,527	Liberty Media Corp. — Interactive	2,714,650

		4,906,884

Machinery — 2.3%
48,900	AGCO Corp.*(a)(b)	1,511,499
10,116	Caterpillar, Inc.	528,460
59,507	Cummins, Inc.	2,687,336
52,033	Eaton Corp.	3,186,501
145,674	Ingersoll-Rand PLC	4,728,578
8,390	Navistar International Corp.*	310,346
53,940	PACCAR, Inc.(a)	1,943,458
80,825	The Toro Co.(a)	3,148,134
104,472	Trinity Industries, Inc.(a)	1,633,942

		19,678,254

Media — 5.2%
134,428	CBS Corp. Class B	1,738,154
429,304	Comcast Corp.	6,795,882
109,895	Comcast Corp. Special Class A	1,663,810
210,251	DISH Network Corp.	3,839,183
34,018	Gannett Co., Inc.	549,391
414,094	News Corp.	5,221,725
24,652	News Corp. Class B(a)	361,891
37,771	Scripps Networks Interactive	1,612,822
38,876	Time Warner Cable, Inc.	1,694,605
733,259	Time Warner, Inc.	20,127,960

		43,605,423

Metals & Mining — 1.5%
85,236	Alcoa, Inc.	1,085,054
40,612	Freeport-McMoRan Copper & Gold, Inc.	2,708,414
14,303	Newmont Mining Corp.	613,027
34,575	Nucor Corp.	1,410,660
119,465	Reliance Steel & Aluminum Co.(a)	4,867,004
56,020	Schnitzer Steel Industries, Inc.(a)	2,268,810

		12,952,969

Multi-Utilities — 2.0%
55,181	Ameren Corp.	1,409,875
105,664	Dominion Resources, Inc.	3,958,173

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
21,232	DTE Energy Co.	$892,593
107,815	Integrys Energy Group, Inc.(a)	4,512,058
65,839	MDU Resources Group, Inc.	1,449,775
134,953	NiSource, Inc.	1,923,080
75,694	Public Service Enterprise Group, Inc.	2,315,480

		16,461,034

Multiline Retail — 0.2%
31,658	Macy’s, Inc.	504,312
42,760	Nordstrom, Inc.(a)	1,476,930

		1,981,242

Oil, Gas & Consumable Fuels — 15.4%
25,569	Chesapeake Energy Corp.	633,600
362,191	Chevron Corp.	26,121,215
161,065	Cimarex Energy Co.(a)	7,926,009
390,664	ConocoPhillips	18,751,872
304,243	Devon Energy Corp.	20,356,899
577,795	Exxon Mobil Corp.	37,227,332
34,983	Hess Corp.	2,021,668
53,858	Mariner Energy, Inc.*	778,248
29,870	Occidental Petroleum Corp.	2,340,016
13,668	Peabody Energy Corp.	575,696
88,498	Quicksilver Resources, Inc.*(a)	1,176,138
9,442	St. Mary Land & Exploration Co.	302,522
236,193	Tesoro Corp.(a)	2,952,412
442,248	Valero Energy Corp.	8,146,208
17,276	XTO Energy, Inc.	769,991

		130,079,826

Paper & Forest Products — 0.8%
296,031	International Paper Co.	6,782,070
15,020	MeadWestvaco Corp.(a)	361,532

		7,143,602

Personal Products — 0.0%
7,853	Herbalife Ltd.	305,089

Pharmaceuticals — 6.1%
572,492	Eli Lilly & Co.	20,151,719
82,485	Forest Laboratories, Inc.*	2,444,855
1,559,717	Pfizer, Inc.	29,104,319

		51,700,893

Professional Services(a) — 0.7%
118,815	Manpower, Inc.	6,153,429

Real Estate Investment Trusts — 4.8%
80,237	AvalonBay Communities, Inc.(a)	6,146,956
18,010	BRE Properties, Inc.(a)	577,581
19,412	Liberty Property Trust(a)	590,125
9,985	Nationwide Health Properties, Inc.(a)	329,106
97,159	Plum Creek Timber Co., Inc.(a)	3,514,241
66,890	Public Storage	5,296,350

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
190,312	Rayonier, Inc.(a)	$7,981,685
225,865	Simon Property Group, Inc.(a)	16,262,280

		40,698,324

Semiconductors & Semiconductor Equipment — 1.9%
35,929	Fairchild Semiconductor International, Inc.*	322,643
121,151	Integrated Device Technology, Inc.*	686,926
525,951	Intel Corp.	10,203,449
210,643	Texas Instruments, Inc.	4,739,468

		15,952,486

Software — 1.3%
290,112	Microsoft Corp.	8,175,356
142,422	Symantec Corp.*	2,414,053

		10,589,409

Specialty Retail — 1.1%
85,466	AutoNation, Inc.*(a)	1,538,388
25,220	Limited Brands, Inc.	479,684
230,007	Office Depot, Inc.*	1,306,440
71,394	Ross Stores, Inc.(a)	3,279,126
77,208	The Gap, Inc.	1,473,129
78,917	Williams-Sonoma, Inc.(a)	1,497,845

		9,574,612

Thrifts & Mortgage Finance — 0.2%
112,127	Hudson City Bancorp, Inc.	1,487,925

Tobacco — 0.9%
98,917	Lorillard, Inc.	7,488,017

Wireless Telecommunication Services* — 0.7%
1,780,358	Sprint Nextel Corp.	5,839,574

TOTAL COMMON STOCKS		$823,613,201

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 1.9%
Repurchase Agreement — 1.9%
Joint Repurchase Agreement Account II
$15,700,000	0.118%	02/01/10	$15,700,000
Maturity Value: $15,700,154

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$839,313,201

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 12.3%
Boston Global Investment Trust — Enhanced Portfolio II
103,905,228	0.148%	$104,009,133

TOTAL INVESTMENTS — 111.6%		$943,322,334

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(97,858,764)

NET ASSETS — 100.0%		$845,463,570

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(c) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	402	March 2010	$21,515,040	$(803,393)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$917,877,954

Gross unrealized gain	92,861,151
Gross unrealized loss	(67,416,771)

Net unrealized security gain	$25,444,380

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense* — 0.4%
5,434	Alliant Techsystems, Inc.	$429,123
27,973	Ceradyne, Inc.	546,592
75,118	Taser International, Inc.	423,666

		1,399,381

Air Freight & Logistics* — 0.1%
11,980	Dynamex, Inc.	190,722
40,162	Pacer International, Inc.	120,486

		311,208

Airlines — 2.9%
34,850	Alaska Air Group, Inc.*	1,092,199
107,294	Allegiant Travel Co.*(a)	5,493,453
5,739	Copa Holdings SA	298,313
97,386	JetBlue Airways Corp.*	481,087
255,286	Republic Airways Holdings, Inc.*	1,248,348
196,246	SkyWest, Inc.(a)	2,871,079

		11,484,479

Auto Components — 1.3%
176,192	Dana Holding Corp.*	1,816,540
12,357	Drew Industries, Inc.*	229,840
60,532	Federal-Mogul Corp.*	991,514
27,889	Modine Manufacturing Co.*	265,224
37,089	Standard Motor Products, Inc.*	290,778
72,124	Stoneridge, Inc.*	503,426
35,942	Superior Industries International, Inc.	528,707
12,212	TRW Automotive Holdings Corp.*	281,242

		4,907,271

Beverages — 0.6%
15,563	Hansen Natural Corp.*	598,398
141,545	National Beverage Corp.	1,632,014
4,711	The Boston Beer Co., Inc.*	215,999

		2,446,411

Biotechnology — 4.1%
131,780	Alkermes, Inc.*	1,441,673
31,906	Cepheid, Inc.*(a)	468,699
29,657	Cubist Pharmaceuticals, Inc.*	607,672
41,771	Emergent Biosolutions, Inc.*	598,161
57,542	Enzon Pharmaceuticals, Inc.*(a)	573,694
32,302	Exelixis, Inc.*	214,162
30,626	Facet Biotech Corp.*(a)	482,360
7,700	Genomic Health, Inc.*(a)	127,281
22,135	Human Genome Sciences, Inc.*	585,913
455,639	Insmed, Inc.*	379,730
62,599	Martek Biosciences Corp.*(a)	1,348,382

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
68,315	Maxygen, Inc.*	$381,881
68,797	Myriad Genetics, Inc.*	1,616,729
378,256	Nabi Biopharmaceuticals*	1,838,324
11,376	OSI Pharmaceuticals, Inc.*	389,287
565,244	PDL BioPharma, Inc.(a)	3,617,562
214,816	Progenics Pharmaceuticals, Inc.*	966,672
80,479	Synta Pharmaceuticals Corp.*	336,402

		15,974,584

Building Products — 1.3%
28,486	American Woodmark Corp.(a)	574,278
91,264	Apogee Enterprises, Inc.(a)	1,255,792
19,262	Armstrong World Industries, Inc.*	701,715
35,450	Insteel Industries, Inc.(a)	350,246
69,598	Universal Forest Products, Inc.	2,362,156

		5,244,187

Capital Markets — 2.0%
230,417	Allied Capital Corp.*	958,535
26,450	Ares Capital Corp.	325,335
2,970	Capital Southwest Corp.	241,906
6,924	Eaton Vance Corp.	199,480
48,545	GAMCO Investors, Inc.	1,993,743
75,579	Gladstone Capital Corp.	557,773
120,514	Hercules Technology Growth Capital, Inc.	1,212,371
83,208	MCG Capital Corp.*	381,925
151,888	NGP Capital Resources Co.	1,160,424
80,409	Pzena Investment Management, Inc.*	562,059
8,315	SEI Investments Co.	147,259

		7,740,810

Chemicals — 1.8%
53,010	A. Schulman, Inc.	1,193,785
12,661	Balchem Corp.	245,497
42,057	Huntsman Corp.	512,675
23,927	Innospec, Inc.	233,288
111,449	Omnova Solutions, Inc.*	630,801
223,583	PolyOne Corp.*	1,665,694
65,654	Spartech Corp.*(a)	662,449
21,742	Stepan Co.	1,271,472
36,221	Westlake Chemical Corp.(a)	743,617

		7,159,278

Commercial Banks — 5.0%
21,572	1st Source Corp.	328,973
26,033	Associated Banc-Corp.	331,140
140,799	Cathay General Bancorp(a)	1,348,854
200,940	CVB Financial Corp.(a)	1,925,005
94,369	First Bancorp(a)	1,460,832
14,083	First Bancorp, Inc.	198,148
37,100	Glacier Bancorp, Inc.(a)	532,014
73,138	Great Southern Bancorp, Inc.(a)	1,643,411
231,827	International Bancshares Corp.(a)	4,831,275
27,292	Investors Bancorp, Inc.*	322,864

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
10,458	Lakeland Financial Corp.	$193,996
189,343	Popular, Inc.	407,088
71,709	Renasant Corp.(a)	1,029,024
18,558	SVB Financial Group*(a)	805,232
67,478	Texas Capital Bancshares, Inc.*(a)	1,137,004
258,293	Wilshire Bancorp, Inc.(a)	2,378,879
11,691	Wintrust Financial Corp.(a)	406,145

		19,279,884

Commercial Services & Supplies — 1.1%
34,921	Acco Brands Corp.*	268,892
64,809	HNI Corp.(a)	1,621,521
31,980	ICT Group, Inc.*	507,203
117,464	Kimball International, Inc. Class B(a)	925,616
32,606	Steelcase, Inc.	230,850
96,358	The Standard Register Co.	512,625
3,044	United Stationers, Inc.*	166,081

		4,232,788

Communications Equipment — 2.3%
34,487	ADTRAN, Inc.	731,124
29,175	Bel Fuse, Inc. Class B	553,450
22,863	EchoStar Corp.*	438,970
48,397	Emulex Corp.*	543,982
197,162	Extreme Networks, Inc.*	486,990
4,595	Loral Space & Communications, Inc.*	130,820
48,618	PC-Tel, Inc.*	282,471
66,619	Plantronics, Inc.	1,760,074
576,952	Powerwave Technologies, Inc.*	790,424
213,236	ShoreTel, Inc.*	1,132,283
227,282	Symmetricom, Inc.*	1,159,138
82,386	Tellabs, Inc.*	529,742
98,580	Tollgrade Communications, Inc.*	613,168

		9,152,636

Computers & Peripherals* — 1.8%
57,509	Avid Technology, Inc.(a)	726,339
106,192	Electronics for Imaging, Inc.	1,230,765
213,284	Imation Corp.(a)	1,906,759
48,453	Isilon Systems, Inc.	299,924
826,783	Quantum Corp.	2,116,565
35,620	STEC, Inc.(a)	499,392
15,102	Super Micro Computer, Inc.	186,812

		6,966,556

Construction & Engineering* — 0.2%
74,421	Dycom Industries, Inc.	608,020
38,566	Integrated Electrical Services, Inc.	198,229

		806,249

Consumer Finance — 0.8%
328,697	Advance America Cash Advance Centers, Inc.(a)	1,587,606
62,716	Rewards Network, Inc.	809,036

Shares	Description	Value
Common Stocks — (continued)
Consumer Finance — (continued)
17,827	World Acceptance Corp.*(a)	$720,033

		3,116,675

Containers & Packaging* — 0.0%
35,686	Boise, Inc.	184,140

Distributors* — 0.1%
14,905	Core-Mark Holding Co., Inc.	444,467

Diversified Consumer Services* — 0.3%
18,959	Pre-Paid Legal Services, Inc.(a)	755,895
7,387	Steiner Leisure Ltd.	294,298

		1,050,193

Diversified Financial Services — 1.5%
182,594	Compass Diversified Holdings	2,140,002
80,363	PHH Corp.*(a)	1,401,531
24,310	Portfolio Recovery Associates, Inc.*(a)	1,108,050
364,716	Primus Guaranty Ltd.*(a)	1,192,621

		5,842,204

Diversified Telecommunication Services — 0.1%
9,340	CenturyTel, Inc.	317,653

Electric Utilities — 0.5%
10,573	ALLETE, Inc.	330,935
43,159	Pinnacle West Capital Corp.	1,545,955

		1,876,890

Electrical Equipment — 1.6%
91,865	Belden, Inc.	2,097,278
34,764	Encore Wire Corp.(a)	695,628
16,848	Harbin Electric, Inc.*(a)	286,079
226,865	LSI Industries, Inc.	1,352,115
152,574	Microvision, Inc.*(a)	295,994
269,590	Power-One, Inc.*(a)	854,600
3,940	Thomas & Betts Corp.*	133,014
63,751	Vicor Corp.*	552,084

		6,266,792

Electronic Equipment, Instruments & Components — 1.9%
94,263	Agilysys, Inc.(a)	791,809
110,594	Benchmark Electronics, Inc.*	2,015,023
148,587	Brightpoint, Inc.*	867,748
37,587	CTS Corp.	286,037
46,789	Ingram Micro, Inc.*	790,734
20,487	Insight Enterprises, Inc.*	235,805
100,694	Methode Electronics, Inc.	1,106,627
81,400	RadiSys Corp.*	611,314
94,080	Smart Modular Technologies, Inc.*	572,007

		7,277,104

Energy Equipment & Services — 1.4%
71,656	Basic Energy Services, Inc.*	672,850

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
84,488	Complete Production Services, Inc.*	$1,058,635
6,818	Dawson Geophysical Co.*	147,882
6,651	Dril-Quip, Inc.*	349,111
35,421	Exterran Holdings, Inc.*(a)	718,338
45,652	Global Industries Ltd.*	318,195
16,790	Oil States International, Inc.*	618,544
12,584	Rowan Cos., Inc.*	270,304
24,588	RPC, Inc.(a)	303,662
10,146	T-3 Energy Services, Inc.*	228,792
6,126	Unit Corp.*	278,978
21,487	Willbros Group, Inc.*	328,536

		5,293,827

Food & Staples Retailing — 0.3%
12,786	Ingles Markets, Inc.	181,050
88,504	Winn-Dixie Stores, Inc.*	896,545

		1,077,595

Food Products — 1.3%
17,557	Fresh Del Monte Produce, Inc.*	356,934
57,514	J&J Snack Foods Corp.(a)	2,404,660
39,516	Lancaster Colony Corp.	2,155,598

		4,917,192

Gas Utilities — 0.8%
31,700	Atmos Energy Corp.	875,554
15,149	Nicor, Inc.	613,838
45,824	Southwest Gas Corp.	1,267,950
6,440	WGL Holdings, Inc.	204,341

		2,961,683

Health Care Equipment & Supplies — 2.8%
9,338	Analogic Corp.	373,520
34,248	AngioDynamics, Inc.*	549,680
1,897	Atrion Corp.	267,800
101,539	Hill-Rom Holdings, Inc.(a)	2,372,967
28,357	IDEXX Laboratories, Inc.*(a)	1,488,459
74,229	Invacare Corp.(a)	1,858,694
44,949	IRIS International, Inc.*	465,222
5,023	Kensey Nash Corp.*	121,657
108,226	Medical Action Industries, Inc.*	1,468,627
12,693	Meridian Bioscience, Inc.(a)	254,368
14,065	Somanetics Corp.*	222,930
52,717	STERIS Corp.	1,374,859

		10,818,783

Health Care Providers & Services* — 5.5%
144,627	AMN Healthcare Services, Inc.	1,258,255
85,487	Assisted Living Concepts, Inc.	2,208,129
157,582	Healthspring, Inc.	2,740,351
130,576	Kindred Healthcare, Inc.	2,208,040
52,224	MedCath Corp.	354,601
137,344	Molina Healthcare, Inc.(a)	3,055,904
235,122	Nighthawk Radiology Holdings, Inc.	933,434

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services* — (continued)
208,681	PharMerica Corp.(a)	$3,397,327
82,884	Sunrise Senior Living, Inc.	246,165
128,752	Universal American Financial Corp.	1,720,127
105,322	WellCare Health Plans, Inc.	3,283,940

		21,406,273

Hotels, Restaurants & Leisure — 2.0%
15,521	Boyd Gaming Corp.*	121,064
37,745	Choice Hotels International, Inc.	1,198,026
24,682	International Speedway Corp.	634,574
156,740	O’Charley’s, Inc.*	1,159,876
129,148	Papa John’s International, Inc.*	3,047,893
5,354	The Steak n Shake Co.*(a)	1,719,919

		7,881,352

Household Durables — 1.6%
53,257	Blyth, Inc.	1,495,989
26,806	Ethan Allen Interiors, Inc.(a)	388,419
107,143	Furniture Brands International, Inc.*(a)	552,858
45,248	Harman International Industries, Inc.	1,608,567
22,700	Hooker Furniture Corp.	288,517
72,208	iRobot Corp.*(a)	1,140,886
70,211	Kid Brands, Inc.*	350,353
9,609	Tempur-Pedic International, Inc.*	239,168

		6,064,757

Household Products* — 0.6%
248,484	Central Garden & Pet Co.	2,184,174

Industrial Conglomerates — 0.2%
59,362	Tredegar Corp.	960,477

Insurance — 1.6%
102,940	American Equity Investment Life Holding Co.	755,580
39,778	Aspen Insurance Holdings Ltd.	1,059,288
7,802	Assured Guaranty Ltd.	176,793
131,724	CNA Surety Corp.*	1,844,136
100,236	Conseco, Inc.*	477,123
26,581	Endurance Specialty Holdings Ltd.	957,448
10,837	FBL Financial Group, Inc.	194,416
9,196	First Mercury Financial Corp.	120,559
23,955	Flagstone Reinsurance Holdings Ltd.	250,809
7,209	Infinity Property & Casualty Corp.	285,909
31,399	MBIA, Inc.*(a)	154,797

		6,276,858

Internet & Catalog Retail* — 0.7%
11,858	HSN, Inc.	226,962
33,907	Netflix, Inc.(a)	2,110,711

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail* — (continued)
29,914	Overstock.com, Inc.(a)	$354,780

		2,692,453

Internet Software & Services — 1.8%
34,284	Art Technology Group, Inc.*	153,592
91,541	EarthLink, Inc.	742,398
186,298	Internap Network Services Corp.*	829,026
349,644	Marchex, Inc. Class B	1,919,546
103,749	ModusLink Global Solutions, Inc.*	1,053,052
512,186	RealNetworks, Inc.*	2,161,425

		6,859,039

IT Services* — 1.6%
82,591	Acxiom Corp.	1,270,250
476,660	Ciber, Inc.	1,539,612
33,625	CSG Systems International, Inc.	652,661
648,008	Lionbridge Technologies, Inc.	1,503,378
24,256	NeuStar, Inc.	544,790
43,800	StarTek, Inc.	324,120
28,875	VeriFone Holdings, Inc.(a)	513,686

		6,348,497

Leisure Equipment & Products — 0.4%
184,657	Nautilus, Inc.*(a)	463,489
25,362	Polaris Industries, Inc.	1,121,254

		1,584,743

Life Sciences Tools & Services* — 1.0%
337,931	Accelrys, Inc.	1,922,827
20,347	Albany Molecular Research, Inc.	193,093
13,407	Dionex Corp.	936,479
110,357	eResearchTechnology, Inc.	678,696

		3,731,095

Machinery — 3.4%
79,003	Albany International Corp.	1,571,370
119,742	Briggs & Stratton Corp.(a)	1,979,335
12,638	EnPro Industries, Inc.*	307,735
65,332	Kadant, Inc.*	994,353
29,623	Miller Industries, Inc.*	332,074
61,610	Mueller Industries, Inc.	1,514,990
36,474	NACCO Industries, Inc.	1,963,031
42,839	Navistar International Corp.*(a)	1,584,615
8,375	Oshkosh Corp.	302,086
12,507	Tecumseh Products Co.*	138,577
28,128	Tennant Co.	673,103
44,421	The Toro Co.(a)	1,730,198

		13,091,467

Marine*(a) — 0.1%
17,107	American Commercial Lines, Inc.	262,421

Shares	Description	Value
Common Stocks — (continued)
Media — 1.3%
23,952	Ascent Media Corp.*	$617,243
51,217	Harte-Hanks, Inc.	540,851
227,948	Journal Communications, Inc.	802,377
179,514	Live Nation, Inc.*	2,059,026
144,315	The E.W. Scripps Co.*	981,342

		5,000,839

Metals & Mining — 1.3%
45,280	Brush Engineered Materials, Inc.*	813,682
134,992	Coeur d’Alene Mines Corp.*(a)	1,892,588
60,104	Kaiser Aluminum Corp.	2,112,655
89,846	Sutor Technology Group Ltd.*	260,553

		5,079,478

Multi-Utilities — 1.1%
47,826	Black Hills Corp.(a)	1,242,520
75,205	Integrys Energy Group, Inc.	3,147,329

		4,389,849

Multiline Retail — 1.0%
103,178	99 Cents Only Stores*	1,345,441
195,267	Fred’s, Inc.	1,958,528
156,291	Tuesday Morning Corp.*	682,992

		3,986,961

Oil, Gas & Consumable Fuels — 3.2%
79,642	Berry Petroleum Co.(a)	2,156,705
66,884	Cimarex Energy Co.	3,291,362
186,044	International Coal Group, Inc.*(a)	664,177
13,629	James River Coal Co.*	213,294
77,625	PetroQuest Energy, Inc.*(a)	422,280
12,140	St. Mary Land & Exploration Co.(a)	388,966
30,945	Stone Energy Corp.*	493,263
41,200	Swift Energy Co.*	1,032,472
9,229	Teekay Corp.	230,356
387,992	USEC, Inc.*(a)	1,551,968
28,824	Venoco, Inc.*	332,341
148,343	W&T Offshore, Inc.(a)	1,321,736
13,210	World Fuel Services Corp.(a)	317,436

		12,416,356

Paper & Forest Products* — 1.9%
50,981	Buckeye Technologies, Inc.	583,223
32,238	Clearwater Paper Corp.	1,577,405
50,737	Domtar Corp.	2,464,296
161,458	KapStone Paper and Packaging Corp.	1,491,872
159,359	Louisiana-Pacific Corp.(a)	1,133,042

		7,249,838

Personal Products — 0.3%
168,242	Mannatech, Inc.(a)	509,773

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Personal Products — (continued)
66,077	Prestige Brands Holdings, Inc.*	$513,418
4,408	USANA Health Sciences, Inc.*	125,276

		1,148,467

Pharmaceuticals* — 1.7%
290,461	DepoMed, Inc.(a)	827,814
217,579	King Pharmaceuticals, Inc.	2,613,124
57,960	Par Pharmaceutical Cos., Inc.	1,525,507
121,484	Questcor Pharmaceuticals, Inc.	550,322
30,673	Watson Pharmaceuticals, Inc.	1,176,923

		6,693,690

Professional Services — 2.3%
16,303	Administaff, Inc.	372,360
70,132	CDI Corp.	904,001
199,007	Kelly Services, Inc.*(a)	2,610,972
168,815	Kforce, Inc.*	2,257,057
268,229	Spherion Corp.*	1,512,812
27,212	TrueBlue, Inc.*	394,846
113,425	Volt Information Sciences, Inc.*	1,053,718

		9,105,766

Real Estate Investment Trusts — 7.5%
10,007	Agree Realty Corp.	196,037
72,989	BRE Properties, Inc.	2,340,757
32,207	DCT Industrial Trust, Inc.	159,425
9,867	Equity Lifestyle Properties, Inc.	476,773
246,537	Franklin Street Properties Corp.	3,096,505
63,530	Health Care REIT, Inc.(b)	2,731,790
72,282	Healthcare Realty Trust, Inc.	1,515,753
45,140	LTC Properties, Inc.	1,145,653
46,943	National Health Investors, Inc.	1,597,001
12,423	National Retail Properties, Inc.	250,945
160,884	Nationwide Health Properties, Inc.(a)	5,302,737
70,221	OMEGA Healthcare Investors, Inc.	1,313,835
83,567	Potlatch Corp.(a)	2,565,507
112,869	Rayonier, Inc.(a)	4,733,726
48,802	Regency Centers Corp.(a)	1,634,379
7,375	Sun Communities, Inc.	133,561

		29,194,384

Road & Rail — 1.0%
11,822	Dollar Thrifty Automotive Group, Inc.*(a)	287,984
92,214	Marten Transport Ltd.*	1,623,888
30,946	Universal Truckload Services, Inc.	521,131
80,288	Werner Enterprises, Inc.(a)	1,588,097

		4,021,100

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 4.4%
105,476	Amkor Technology, Inc.*(a)	$600,158
142,650	Applied Micro Circuits Corp.*	1,045,625
45,557	Cohu, Inc.	589,963
126,663	DSP Group, Inc.*	872,708
165,540	Exar Corp.*	1,163,746
1,060,722	Lattice Semiconductor Corp.*	2,747,270
147,553	LSI Corp.*	736,290
88,294	Micrel, Inc.	659,556
134,056	MIPS Technologies, Inc.*	517,456
32,850	OmniVision Technologies, Inc.*	423,765
138,681	Photronics, Inc.*(a)	533,922
238,874	RF Micro Devices, Inc.*	919,665
35,150	Sigma Designs, Inc.*(a)	390,517
755,778	Silicon Image, Inc.*	1,821,425
529,712	Silicon Storage Technology, Inc.*	1,414,331
17,615	Standard Microsystems Corp.*	351,419
84,657	TriQuint Semiconductor, Inc.*	507,942
164,705	Zoran Corp.*	1,806,814

		17,102,572

Software — 5.2%
18,160	Advent Software, Inc.*(b)	685,540
95,103	Blackbaud, Inc.(a)	2,120,797
22,155	Bottomline Technologies, Inc.*	383,281
51,488	Chordiant Software, Inc.*	190,506
126,778	Commvault Systems, Inc.*	2,686,426
41,606	Double-Take Software, Inc.*	424,797
36,713	Epicor Software Corp.*	281,589
51,464	Kenexa Corp.*	510,523
127,395	Manhattan Associates, Inc.*	2,671,473
76,655	Mentor Graphics Corp.*	614,773
41,338	MicroStrategy, Inc.*	3,874,197
38,695	PROS Holdings, Inc.*	307,625
18,121	Quest Software, Inc.*	312,044
49,504	Renaissance Learning, Inc.	658,898
362,163	Symyx Technologies, Inc.*	1,789,085
21,322	Synopsys, Inc.*	453,519
14,154	Taleo Corp.*	287,468
52,345	The Ultimate Software Group, Inc.*(a)	1,565,115
77,154	Unica Corp.*(a)	611,060

		20,428,716

Specialty Retail — 2.8%
72,537	Asbury Automotive Group, Inc.*	802,984
11,731	AutoNation, Inc.*(a)	211,158
47,070	Barnes & Noble, Inc.(a)	822,784
104,238	Brown Shoe Co., Inc.	1,276,915
56,846	Build-A-Bear Workshop, Inc.*(a)	271,155
60,066	DSW, Inc.*	1,447,591
51,878	Group 1 Automotive, Inc.*	1,504,462
24,730	Lithia Motors, Inc.*	192,894
97,557	Pier 1 Imports, Inc.*(a)	497,541

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
33,125	Shoe Carnival, Inc.*	$605,194
35,900	Sonic Automotive, Inc.*(a)	342,845
103,590	Stage Stores, Inc.	1,338,383
44,209	The Cato Corp.	904,074
43,956	Williams-Sonoma, Inc.	834,285

		11,052,265

Textiles, Apparel & Luxury Goods — 2.2%
27,863	Columbia Sportswear Co.(a)	1,152,971
144,195	Crocs, Inc.*(a)	1,059,833
119,376	Jones Apparel Group, Inc.	1,723,789
57,650	Kenneth Cole Productions, Inc.*	590,336
22,941	Lululemon Athletica, Inc.*(a)	647,854
42,133	Oxford Industries, Inc.	751,653
61,137	Perry Ellis International, Inc.*	980,026
53,836	Skechers U.S.A., Inc.*	1,510,638

		8,417,100

Thrifts & Mortgage Finance — 0.9%
52,348	Brookline Bancorp, Inc.	524,004
165,689	First Financial Northwest, Inc.	1,025,615
88,441	NewAlliance Bancshares, Inc.	1,029,453
43,480	Washington Federal, Inc.	810,902

		3,389,974

Tobacco*(a) — 0.2%
123,905	Alliance One International, Inc.	630,676

Trading Companies & Distributors*(a) — 0.0%
61,629	BlueLinx Holdings, Inc.	175,026

Wireless Telecommunication Services — 0.8%
293,295	USA Mobility, Inc.	3,047,335

TOTAL COMMON STOCKS		$380,424,918

Short-term Investment(c) — 2.6%
Repurchase Agreement — 2.6%
Joint Repurchase Agreement Account II
$10,000,000	0.118%	02/01/10	$10,000,000
Maturity Value: $10,000,098

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$390,424,918

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 22.7%
Boston Global Investment Trust — Enhanced Portfolio II
88,127,166	0.148%	$88,215,294

TOTAL INVESTMENTS — 123.2%		$478,640,212

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.2)%		(90,260,287)

NET ASSETS — 100.0%		$388,379,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	145	March 2010	$8,714,500	$(408,581)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$440,838,775

Gross unrealized gain	62,231,831
Gross unrealized loss	(24,430,394)

Net unrealized security gain	$37,801,437

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.9%
Aerospace & Defense — 0.9%
2,741	Cubic Corp.	$107,036
6,357	DynCorp International, Inc.*	76,347
3,785	Esterline Technologies Corp.*	142,922

		326,305

Air Freight & Logistics* — 0.1%
15,954	Air Transport Services Group, Inc.	36,854
765	Dynamex, Inc.	12,179

		49,033

Airlines — 2.9%
5,200	Alaska Air Group, Inc.*	162,968
13,361	Allegiant Travel Co.*(a)	684,083
28,592	Republic Airways Holdings, Inc.*	139,815
4,894	SkyWest, Inc.	71,599

		1,058,465

Auto Components* — 0.9%
10,389	Dana Holding Corp.	107,110
3,087	Dorman Products, Inc.	47,694
4,603	Drew Industries, Inc.	85,616
682	Federal-Mogul Corp.	11,171
1,325	Modine Manufacturing Co.	12,601
7,133	Standard Motor Products, Inc.	55,923

		320,115

Beverages — 0.2%
7,667	National Beverage Corp.	88,400

Biotechnology — 8.6%
1,428	Affymax, Inc.*	29,988
27,489	Alkermes, Inc.*	300,730
11,728	Cepheid, Inc.*(a)	172,284
16,628	Cubist Pharmaceuticals, Inc.*(b)	340,708
9,197	Emergent Biosolutions, Inc.*	131,701
22,658	Exelixis, Inc.*	150,223
3,802	Facet Biotech Corp.*(a)	59,882
6,931	Genomic Health, Inc.*(a)	114,569
10,538	Human Genome Sciences, Inc.*(a)	278,941
46,429	Insmed, Inc.*	38,694
13,167	Isis Pharmaceuticals, Inc.*(a)	146,944
13,921	Martek Biosciences Corp.*(a)	299,858
19,730	Maxygen, Inc.*	110,291
5,041	Myriad Genetics, Inc.*	118,463
35,992	Nabi Biopharmaceuticals*	174,921
4,245	Onyx Pharmaceuticals, Inc.*	122,086
69,417	PDL BioPharma, Inc.(a)	444,269
14,686	Progenics Pharmaceuticals, Inc.*(a)	66,087

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
19,172	SciClone Pharmaceuticals, Inc.*	$50,614
3,014	SIGA Technologies, Inc.*(a)	18,807
6,901	Synta Pharmaceuticals Corp.*(a)	28,846

		3,198,906

Building Products — 0.8%
6,324	Apogee Enterprises, Inc.	87,018
561	Armstrong World Industries, Inc.*	20,437
4,811	Simpson Manufacturing Co., Inc.	118,639
3,027	Trex Co., Inc.*(a)	46,677
902	Universal Forest Products, Inc.	30,614

		303,385

Capital Markets — 0.6%
6,651	Allied Capital Corp.*	27,668
3,700	GAMCO Investors, Inc.	151,959
7,098	Pzena Investment Management, Inc.*	49,615

		229,242

Chemicals — 1.4%
5,509	Balchem Corp.	106,820
1,107	Koppers Holdings, Inc.	30,907
9,311	Omnova Solutions, Inc.*	52,700
3,601	PolyOne Corp.*	26,827
3,876	Stepan Co.	226,669
3,919	Zep, Inc.	86,688

		530,611

Commercial Banks — 0.3%
2,092	Great Southern Bancorp, Inc.	47,007
1,297	SVB Financial Group*	56,277
2,691	Wilshire Bancorp, Inc.	24,784

		128,068

Commercial Services & Supplies — 1.7%
3,163	ATC Technology Corp.*	69,175
12,369	HNI Corp.(a)	309,473
4,660	Steelcase, Inc.	32,993
6,751	The Standard Register Co.(a)	35,915
2,256	United Stationers, Inc.*	123,087
2,122	Viad Corp.	41,867

		612,510

Communications Equipment — 3.6%
24,640	3Com Corp.*	183,568
14,908	ADTRAN, Inc.	316,050
6,529	Arris Group, Inc.*	65,551
1,705	Blue Coat Systems, Inc.*	42,028
974	EMS Technologies, Inc.*	12,487
15,904	Emulex Corp.*	178,761
3,688	Loral Space & Communications, Inc.*	104,997
3,240	PC-Tel, Inc.*	18,825
9,134	Plantronics, Inc.	241,320

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
4,053	Polycom, Inc.*	$90,909
10,317	ShoreTel, Inc.*	54,783
4,159	Tellabs, Inc.*	26,742

		1,336,021

Computers & Peripherals* — 1.6%
7,838	Imation Corp.	70,072
10,474	Isilon Systems, Inc.	64,834
76,923	Quantum Corp.	196,923
6,784	STEC, Inc.(a)	95,111
759	Stratasys, Inc.	17,457
10,532	Super Micro Computer, Inc.	130,281

		574,678

Consumer Finance — 0.8%
22,006	Advance America Cash Advance Centers, Inc.	106,289
7,796	CompuCredit Holdings Corp.(a)	26,038
5,392	EZCORP, Inc.*	97,919
3,031	QC Holdings, Inc.	18,641
2,585	Rewards Network, Inc.	33,346

		282,233

Containers & Packaging* — 0.1%
10,674	Boise, Inc.	55,078

Distributors* — 0.3%
3,854	Core-Mark Holding Co., Inc.	114,926

Diversified Consumer Services* — 2.1%
4,867	Bridgepoint Education, Inc.	70,912
1,762	Capella Education Co.	129,296
14,005	Corinthian Colleges, Inc.(a)	196,070
3,963	Pre-Paid Legal Services, Inc.(a)	158,005
2,470	Steiner Leisure Ltd.	98,405
7,214	Universal Technical Institute, Inc.	132,521

		785,209

Diversified Financial Services — 0.2%
1,508	Compass Diversified Holdings	17,674
1,421	Life Partners Holdings, Inc.(a)	28,249
13,681	Primus Guaranty Ltd.*(a)	44,737

		90,660

Diversified Telecommunication Services — 0.4%
3,416	CenturyTel, Inc.	116,178
2,272	Cogent Communications Group, Inc.*	24,810

		140,988

Electrical Equipment — 2.2%
5,358	Acuity Brands, Inc.(a)	191,709
5,130	GrafTech International Ltd.*	64,433

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
2,489	Harbin Electric, Inc.*(a)	$42,263
3,896	II-VI, Inc.*	104,179
3,790	LSI Industries, Inc.	22,588
18,336	Microvision, Inc.*(a)	35,572
1,429	Powell Industries, Inc.*	41,741
26,853	Power-One, Inc.*(a)	85,124
3,204	Vicor Corp.*	27,747
7,450	Woodward Governor Co.	189,454

		804,810

Electronic Equipment, Instruments & Components — 1.9%
10,334	Benchmark Electronics, Inc.*	188,286
18,843	Brightpoint, Inc.*	110,043
3,865	CTS Corp.	29,413
7,365	Insight Enterprises, Inc.*	84,771
12,316	Methode Electronics, Inc.	135,353
3,447	PC Mall, Inc.*	17,614
6,979	RadiSys Corp.*	52,412
2,964	SYNNEX Corp.*	78,457

		696,349

Energy Equipment & Services — 1.5%
3,638	Cal Dive International, Inc.*	25,612
4,639	Dril-Quip, Inc.*	243,501
14,189	RPC, Inc.(a)	175,234
8,272	Willbros Group, Inc.*	126,479

		570,826

Food & Staples Retailing* — 0.1%
2,576	Winn-Dixie Stores, Inc.	26,095

Food Products — 1.8%
644	J & J Snack Foods Corp.	26,926
11,559	Lancaster Colony Corp.	630,543

		657,469

Health Care Equipment & Supplies — 6.5%
1,028	Abaxis, Inc.*	24,754
2,658	ABIOMED, Inc.*	21,051
10,279	Align Technology, Inc.*	192,731
3,349	Analogic Corp.	133,960
2,688	AngioDynamics, Inc.*	43,142
3,677	Delcath Systems, Inc.*	15,848
7,603	Endologix, Inc.*	34,822
3,028	ICU Medical, Inc.*	105,314
4,745	Immucor, Inc.*	88,020
12,863	Invacare Corp.(a)	322,090
3,409	Kensey Nash Corp.*	82,566
3,722	Masimo Corp.*	103,323
13,724	Medical Action Industries, Inc.*	186,235
10,721	Meridian Bioscience, Inc.(a)	214,849
5,476	Micrus Endovascular Corp.*	91,887
8,399	Palomar Medical Technologies, Inc.*	77,271
3,238	Quidel Corp.*	43,001
11,114	RTI Biologics, Inc.*	35,120
5,900	Somanetics Corp.*	93,515
13,344	STERIS Corp.	348,011
5,506	Symmetry Medical, Inc.*	49,114

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
3,609	Thoratec Corp.*	$102,315
2,048	Vascular Solutions, Inc.*	16,568

		2,425,507

Health Care Providers & Services — 5.6%
1,336	Amedisys, Inc.*(a)	73,413
2,265	America Service Group, Inc.	34,836
5,795	AMERIGROUP Corp.*	147,483
22,679	AMN Healthcare Services, Inc.*	197,307
8,162	Centene Corp.*	157,118
2,720	CorVel Corp.*	82,035
7,893	Cross Country Healthcare, Inc.*	71,511
6,033	Health Grades, Inc.*	26,183
10,024	Healthspring, Inc.*	174,317
7,492	Kindred Healthcare, Inc.*	126,690
2,961	Molina Healthcare, Inc.*	65,882
7,082	Owens & Minor, Inc.	283,917
22,758	PharMerica Corp.*	370,500
11,116	Sunrise Senior Living, Inc.*	33,015
4,774	Universal American Financial Corp.*	63,781
5,464	WellCare Health Plans, Inc.*	170,368

		2,078,356

Health Care Technology — 0.4%
16,824	AMICAS, Inc.*	90,345
3,767	MedQuist, Inc.	25,729
1,725	Vital Images, Inc.*	24,529

		140,603

Hotels, Restaurants & Leisure — 1.7%
2,127	Boyd Gaming Corp.*	16,591
15,832	Caribou Coffee Co., Inc.*	114,465
2,703	Domino’s Pizza, Inc.*	30,544
2,845	McCormick & Schmick’s Seafood Restaurants, Inc.*	23,528
8,881	O’Charley’s, Inc.*	65,719
12,577	Papa John’s International, Inc.*	296,817
141	The Steak N Shake Co.*	45,295
3,135	Universal Travel Group*	28,278
1,055	Wyndham Worldwide Corp.	22,145

		643,382

Household Durables — 1.5%
4,780	Blyth, Inc.	134,270
5,902	Hovnanian Enterprises, Inc.*(a)	21,483
9,927	iRobot Corp.*(a)	156,847
6,125	Sealy Corp.*	18,252
8,920	Tempur-Pedic International, Inc.*	222,019

		552,871

Household Products* — 0.2%
9,277	Central Garden & Pet Co.	81,545

Shares	Description	Value
Common Stocks — (continued)
Insurance* — 0.1%
5,949	MBIA, Inc.	$29,329

Internet & Catalog Retail* — 1.1%
6,305	1-800-FLOWERS.COM, Inc.	13,051
3,625	Blue Nile, Inc.(a)	186,869
7,674	HSN, Inc.	146,880
662	Netflix, Inc.(a)	41,210
1,041	Overstock.com, Inc.	12,346

		400,356

Internet Software & Services — 2.2%
31,533	Art Technology Group, Inc.*	141,268
5,862	DivX, Inc.*	32,945
20,140	EarthLink, Inc.	163,335
1,613	Infospace, Inc.*	14,953
3,515	Innodata Isogen, Inc.*	18,137
3,176	LivePerson, Inc.*	20,136
12,807	Marchex, Inc. Class B	70,310
3,658	ModusLink Global Solutions, Inc.*	37,129
43,842	RealNetworks, Inc.*	185,013
14,053	ValueClick, Inc.*	129,990

		813,216

IT Services — 3.8%
17,568	Acxiom Corp.*	270,196
5,904	CSG Systems International, Inc.*	114,597
8,067	Exlservice Holdings, Inc.*	146,416
1,120	Heartland Payment Systems, Inc.	15,982
37,854	Lionbridge Technologies, Inc.*	87,821
3,638	MAXIMUS, Inc.	174,115
2,911	RightNow Technologies, Inc.*	46,547
6,134	Sapient Corp.*	47,538
1,979	StarTek, Inc.*	14,645
13,400	TeleTech Holdings, Inc.*	255,136
13,226	VeriFone Holdings, Inc.*(a)	235,290

		1,408,283

Leisure Equipment & Products(a) — 0.7%
6,060	Polaris Industries, Inc.	267,913

Life Sciences Tools & Services* — 0.9%
10,500	Affymetrix, Inc.	55,440
2,351	Dionex Corp.	164,217
17,698	eResearchTechnology, Inc.	108,843
765	Kendle International, Inc.	15,484

		343,984

Machinery — 2.0%
6,402	Briggs & Stratton Corp.	105,825
833	Dynamic Materials Corp.	13,670
3,811	Met-Pro Corp.	35,709
5,628	Mueller Industries, Inc.	138,392
1,323	NACCO Industries, Inc.	71,204
2,483	Navistar International Corp.*	91,846

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
705	Oshkosh Corp.	$25,429
5,835	Sauer-Danfoss, Inc.*	66,344
1,324	Tecumseh Products Co.*	14,670
4,264	Tennant Co.	102,038
1,616	The Toro Co.	62,943

		728,070

Media — 0.8%
2,760	Arbitron, Inc.	69,856
4,217	Journal Communications, Inc.	14,844
9,473	Live Nation, Inc.*	108,655
3,136	Reading International, Inc.*	12,669
5,740	The E.W. Scripps Co.*	39,032
2,873	Valassis Communications, Inc.*	60,132

		305,188

Metals & Mining — 0.9%
2,656	Coeur d’Alene Mines Corp.*	37,237
7,891	Stillwater Mining Co.*	79,305
13,754	Worthington Industries, Inc.	199,020

		315,562

Multiline Retail — 0.8%
15,520	99 Cents Only Stores*	202,381
10,569	Fred’s, Inc.	106,007

		308,388

Oil, Gas & Consumable Fuels — 2.3%
7,731	James River Coal Co.*	120,990
5,400	McMoRan Exploration Co.*	82,134
576	Panhandle Oil and Gas, Inc.	13,334
4,522	USEC, Inc.*	18,088
2,122	Venoco, Inc.*	24,467
20,649	W&T Offshore, Inc.(a)	183,983
16,393	World Fuel Services Corp.(a)	393,924

		836,920

Paper & Forest Products* — 0.8%
2,678	Clearwater Paper Corp.	131,035
1,836	Domtar Corp.	89,175
5,074	Louisiana-Pacific Corp.(a)	36,076
4,459	Wausau Paper Corp.	39,328

		295,614

Personal Products — 0.9%
23,454	American Oriental Bioengineering, Inc.*(a)	94,520
915	Bare Escentuals, Inc.*	16,626
969	China Sky One Medical, Inc.*	17,132
4,364	Nu Skin Enterprises, Inc.	101,419
3,182	The Female Health Co.	17,501

Shares	Description	Value
Common Stocks — (continued)
Personal Products — (continued)
2,665	USANA Health Sciences, Inc.*	$75,739

		322,937

Pharmaceuticals — 2.5%
4,317	Biodel, Inc.*	17,311
3,861	Caraco Pharmaceutical Laboratories Ltd.*	19,768
25,701	DepoMed, Inc.*	73,248
14,781	Ista Pharmaceuticals, Inc.*	53,803
16,840	King Pharmaceuticals, Inc.*	202,248
1,949	MAP Pharmaceuticals, Inc.*	29,255
9,506	Matrixx Initiatives, Inc.*	44,773
6,039	Medicis Pharmaceutical Corp.	139,561
7,825	Obagi Medical Products, Inc.*	83,884
3,810	Par Pharmaceutical Cos., Inc.*	100,279
7,737	ViroPharma, Inc.*	76,442
2,402	Watson Pharmaceuticals, Inc.*	92,165

		932,737

Professional Services — 2.2%
12,794	Administaff, Inc.	292,215
8,356	CDI Corp.	107,709
22,211	Kelly Services, Inc.*	291,408
5,206	Kforce, Inc.*	69,604
12,400	Spherion Corp.*	69,936

		830,872

Real Estate Investment Trusts — 2.6%
281	Equity Lifestyle Properties, Inc.	13,578
3,316	LTC Properties, Inc.	84,160
727	Mid-America Apartment Communities, Inc.	34,111
6,010	National Health Investors, Inc.	204,460
3,656	Nationwide Health Properties, Inc.	120,502
17,225	OMEGA Healthcare Investors, Inc.	322,280
6,480	Potlatch Corp.	198,936

		978,027

Road & Rail — 1.0%
10,366	Celadon Group, Inc.*	101,794
734	Dollar Thrifty Automotive Group, Inc.*	17,881
6,674	Marten Transport Ltd.*	117,529
5,474	Universal Truckload Services, Inc.	92,182
1,464	Werner Enterprises, Inc.(a)	28,958

		358,344

Semiconductors & Semiconductor Equipment — 5.5%
16,297	Advanced Analogic Technologies, Inc.*	54,432
40,393	Amkor Technology, Inc.*(a)	229,836

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
19,728	Applied Micro Circuits Corp.*	$144,606
4,897	Cabot Microelectronics Corp.*	172,130
6,239	Entropic Communications, Inc.*	21,774
4,768	IXYS Corp.*	33,185
52,589	Lattice Semiconductor Corp.*	136,206
7,038	LSI Corp.*	35,120
25,267	Micrel, Inc.	188,744
64,784	RF Micro Devices, Inc.*	249,418
6,542	Sigma Designs, Inc.*(a)	72,682
4,792	Skyworks Solutions, Inc.*	60,810
7,920	Standard Microsystems Corp.*	158,004
2,772	Tessera Technologies, Inc.*	47,595
11,204	TriQuint Semiconductor, Inc.*	67,224
4,934	Volterra Semiconductor Corp.*	96,164
23,336	Zoran Corp.*	255,996

		2,023,926

Software — 8.4%
13,322	Actuate Corp.*	66,477
7,766	Advent Software, Inc.*(b)	293,166
12,615	Blackbaud, Inc.	281,314
7,233	Bottomline Technologies, Inc.*	125,131
13,999	Commvault Systems, Inc.*	296,639
2,563	Deltek, Inc.*	19,017
9,260	DemandTec, Inc.*	55,004
2,985	Double-Take Software, Inc.*	30,477
1,066	ePlus, Inc.*	16,758
2,098	JDA Software Group, Inc.*	54,989
7,054	Kenexa Corp.*	69,976
9,466	Manhattan Associates, Inc.*	198,502
12,318	Mentor Graphics Corp.*	98,790
4,603	MicroStrategy, Inc.*	431,393
3,926	PROS Holdings, Inc.*	31,212
7,787	QAD, Inc.	42,673
11,479	Quest Software, Inc.*	197,668
10,134	Renaissance Learning, Inc.	134,884
1,867	Solarwinds, Inc.*	36,276
11,975	Symyx Technologies, Inc.*	59,156
10,560	Taleo Corp.*	214,474
8,272	The Ultimate Software Group, Inc.*	247,333
8,838	THQ, Inc.*(a)	44,543
2,202	TIBCO Software, Inc.*	19,730
5,216	Unica Corp.*	41,311

		3,106,893

Specialty Retail — 2.9%
2,598	America’s Car-Mart, Inc.*	61,131
2,313	Asbury Automotive Group, Inc.*	25,605
8,645	DSW, Inc.*	208,344
1,228	Group 1 Automotive, Inc.*	35,612
4,754	Jo-Ann Stores, Inc.*	166,485
6,580	Kirkland’s, Inc.*	101,727
2,108	OfficeMax, Inc.*	27,341

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
7,332	Pier 1 Imports, Inc.*	$37,393
7,190	Sonic Automotive, Inc.*	68,665
5,254	Stage Stores, Inc.	67,882
2,766	Stein Mart, Inc.*	21,851
6,418	The Cato Corp.	131,248
566	The Children’s Place Retail Stores, Inc.*	17,999
1,630	Williams-Sonoma, Inc.	30,937
5,367	Zumiez, Inc.*	68,322

		1,070,542

Textiles, Apparel & Luxury Goods — 2.9%
17,199	Crocs, Inc.*	126,413
3,525	Fossil, Inc.*	115,091
1,680	G-III Apparel Group Ltd.*	29,249
5,025	Jones Apparel Group, Inc.	72,561
6,960	Lululemon Athletica, Inc.*	196,550
7,132	Oxford Industries, Inc.	127,235
4,048	Skechers U.S.A., Inc.*	113,587
4,755	The Timberland Co.*	81,786
5,076	Under Armour, Inc.*(a)	128,930
3,207	Wolverine World Wide, Inc.	84,825

		1,076,227

Tobacco — 0.9%
30,247	Alliance One International, Inc.*(a)	153,957
3,552	Universal Corp.	161,225

		315,182

Trading Companies & Distributors — 0.3%
2,556	Watsco, Inc.	122,586

Wireless Telecommunication Services — 0.5%
17,537	USA Mobility, Inc.	182,209

TOTAL COMMON STOCKS		$36,275,951

Exchange Traded Fund — 0.1%
Other — 0.1%
400	iShares Russell 2000 Growth Index Fund	$26,088

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.1%
Repurchase Agreement — 2.1%
Joint Repurchase Agreement Account II
$800,000	0.118%	02/01/10	$800,000
Maturity Value: $800,008

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$37,102,039

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 14.2%
Boston Global Investment Trust — Enhanced Portfolio II
5,252,228	0.148%	$5,257,480

TOTAL INVESTMENTS — 114.3%		$42,359,519

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3)%		(5,295,735)

NET ASSETS — 100.0%		$37,063,784

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transaction.

(c) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments section.

(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.

(e) Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	13	March 2010	$781,300	$(34,383)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$39,964,524

Gross unrealized gain	4,428,908
Gross unrealized loss	(2,033,913)

Net unrealized security gain	$2,394,995

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Aerospace & Defense* — 0.3%
21,853	Ceradyne, Inc.	$427,008

Air Freight & Logistics* — 0.3%
14,350	Dynamex, Inc.	228,452
61,297	Pacer International, Inc.(a)	183,891

		412,343

Airlines — 2.4%
14,029	Alaska Air Group, Inc.*	439,669
16,354	Allegiant Travel Co.*(a)	837,325
68,462	JetBlue Airways Corp.*	338,202
103,013	Republic Airways Holdings, Inc.*	503,734
70,689	SkyWest, Inc.(a)	1,034,180

		3,153,110

Auto Components — 1.5%
15,507	ArvinMeritor, Inc.*	150,263
69,981	Dana Holding Corp.*	721,504
6,652	Drew Industries, Inc.*	123,727
25,957	Modine Manufacturing Co.*	246,851
22,870	Spartan Motors, Inc.	137,220
11,922	Standard Motor Products, Inc.*	93,469
32,539	Stoneridge, Inc.*	227,122
19,229	Superior Industries International, Inc.	282,859

		1,983,015

Beverages — 0.2%
27,798	National Beverage Corp.	320,511

Biotechnology — 1.2%
6,009	Emergent Biosolutions, Inc.*	86,049
8,030	Facet Biotech Corp.*(a)	126,473
18,698	Martek Biosciences Corp.*(a)	402,755
15,948	Maxygen, Inc.*	89,149
9,639	Myriad Genetics, Inc.*	226,516
33,046	Nabi Biopharmaceuticals*	160,604
51,294	PDL BioPharma, Inc.	328,282
37,435	Progenics Pharmaceuticals, Inc.*	168,457

		1,588,285

Building Products — 1.2%
7,390	American Woodmark Corp.(a)	148,982
39,813	Apogee Enterprises, Inc.(a)	547,827
3,190	Armstrong World Industries, Inc.*	116,212
11,327	Gibraltar Industries, Inc.*	157,898
3,313	Trex Co., Inc.*(a)	51,086
18,442	Universal Forest Products, Inc.	625,922

		1,647,927

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 3.0%
114,094	Allied Capital Corp.*	$474,631
19,369	American Capital Ltd.*	71,472
27,284	Apollo Investment Corp.	281,025
43,645	Ares Capital Corp.	536,834
3,162	Artio Global Investors, Inc.*	77,532
25,324	BlackRock Kelso Capital Corp.	227,663
1,932	Capital Southwest Corp.(b)	157,361
2,135	Eaton Vance Corp.	61,509
15,591	GAMCO Investors, Inc.	640,322
25,395	Gladstone Capital Corp.	187,415
37,100	Hercules Technology Growth Capital, Inc.	373,226
11,721	Kohlberg Capital Corp.	50,400
9,055	MVC Capital, Inc.	105,944
63,495	NGP Capital Resources Co.	485,102
51,238	TICC Capital Corp.	300,767

		4,031,203

Chemicals — 2.9%
38,068	A. Schulman, Inc.(a)	857,291
14,562	Huntsman Corp.	177,511
6,180	Innophos Holdings, Inc.	120,881
10,873	Minerals Technologies, Inc.	519,729
26,285	OM Group, Inc.*	857,417
78,256	PolyOne Corp.*	583,007
23,203	Spartech Corp.*	234,118
6,612	Stepan Co.	386,670
1,989	Westlake Chemical Corp.	40,834
5,128	Zoltek Cos., Inc.*	42,819

		3,820,277

Commercial Banks — 10.2%
10,558	1st Source Corp.	161,010
4,524	Ameris Bancorp	42,254
26,792	Associated Banc-Corp.	340,794
33,259	Banco Latinoamericano de Comercio Exterior S.A. Class E	470,947
54,091	Cathay General Bancorp	518,192
6,286	Chicopee Bancorp, Inc.*	81,404
119,790	CVB Financial Corp.(a)	1,147,588
6,688	F.N.B. Corp.	47,418
31,279	First Bancorp(a)	71,316
28,175	First Bancorp, Inc.(a)	436,149
39,696	Glacier Bancorp, Inc.(a)	569,241
17,468	Great Southern Bancorp, Inc.(a)	392,506
2,085	Home Bancshares, Inc.	51,249
129,845	International Bancshares Corp.(a)	2,705,970
97,006	Investors Bancorp, Inc.*	1,147,581
6,175	Lakeland Financial Corp.	114,546
9,059	MB Financial, Inc.	183,717
9,564	Nara Bancorp, Inc.*	87,606
4,164	Park National Corp.(a)	228,187
103,105	Popular, Inc.	221,676
1,789	Prosperity Bancshares, Inc.	72,132
33,225	Renasant Corp.(a)	476,779
23,852	Southwest Bancorp, Inc.	178,652
57,484	Susquehanna Bancshares, Inc.(a)	451,249

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
20,306	SVB Financial Group*(a)	$881,077
48,955	Texas Capital Bancshares, Inc.*(a)	824,892
3,912	TriCo Bancshares	67,521
6,445	Webster Financial Corp.	99,704
94,487	Wilshire Bancorp, Inc.(a)	870,225
20,075	Wintrust Financial Corp.(a)	697,406

		13,638,988

Commercial Services & Supplies — 1.5%
12,132	Acco Brands Corp.*	93,416
21,970	HNI Corp.(a)	549,689
38,524	Kimball International, Inc. Class B	303,569
25,633	Steelcase, Inc.	181,482
15,224	United Stationers, Inc.*	830,622

		1,958,778

Communications Equipment — 1.0%
4,566	EchoStar Corp.*	87,667
4,801	EMS Technologies, Inc.*	61,549
16,606	Emulex Corp.*	186,652
67,115	Extreme Networks, Inc.*	165,774
8,422	PC-Tel, Inc.*	48,932
11,668	Plantronics, Inc.	308,269
81,695	Powerwave Technologies, Inc.*(a)	111,922
61,591	Symmetricom, Inc.*	314,114
7,370	Tollgrade Communications, Inc.*	45,841

		1,330,720

Computers & Peripherals* — 1.3%
5,523	Avid Technology, Inc.(a)	69,756
46,971	Electronics for Imaging, Inc.	544,394
8,308	Hutchinson Technology, Inc.	55,913
67,110	Imation Corp.(a)	599,963
138,738	Quantum Corp.	355,169
11,474	Super Micro Computer, Inc.	141,933

		1,767,128

Construction & Engineering* — 0.1%
18,097	Dycom Industries, Inc.	147,853

Consumer Finance — 1.6%
71,544	Advance America Cash Advance Centers, Inc.	345,558
18,569	Cash America International, Inc.(a)	698,009
32,019	CompuCredit Holdings Corp.(a)	106,943
15,307	Rewards Network, Inc.	197,460
19,177	World Acceptance Corp.*(a)	774,559

		2,122,529

Shares	Description	Value
Common Stocks — (continued)
Containers & Packaging — 0.2%
30,140	Boise, Inc.*	$155,523
18,765	Myers Industries, Inc.	171,512

		327,035

Distributors * — 0.2%
8,196	Core-Mark Holding Co., Inc.	244,405

Diversified Consumer Services — 0.1%
9,215	Regis Corp.	146,795

Diversified Financial Services — 1.3%
73,816	Compass Diversified Holdings	865,124
37,317	PHH Corp.*(a)	650,808
85,559	Primus Guaranty Ltd.*(a)	279,778

		1,795,710

Electric Utilities — 1.1%
2,590	ALLETE, Inc.	81,067
13,560	IDACORP, Inc.	425,106
2,944	Pinnacle West Capital Corp.	105,454
68,680	PNM Resources, Inc.	798,748

		1,410,375

Electrical Equipment — 2.1%
1,594	A.O. Smith Corp.	67,872
7,661	Acuity Brands, Inc.(a)	274,111
51,107	Belden, Inc.	1,166,773
9,209	Encore Wire Corp.	184,272
3,365	II-VI, Inc.*	89,980
69,049	LSI Industries, Inc.	411,532
132,070	Power-One, Inc.*(a)	418,662
1,815	Thomas & Betts Corp.*	61,274
6,762	Vicor Corp.*	58,559
2,316	Woodward Governor Co.	58,896

		2,791,931

Electronic Equipment, Instruments & Components — 2.1%
28,436	Agilysys, Inc.(a)	238,862
40,638	Benchmark Electronics, Inc.*	740,424
26,901	Brightpoint, Inc.*	157,102
23,445	CTS Corp.	178,416
14,312	DDi Corp.*	61,685
36,047	Insight Enterprises, Inc.*	414,901
40,318	Methode Electronics, Inc.	443,095
10,597	Newport Corp.*	90,181
7,665	PC Connection, Inc.*	49,056
12,246	RadiSys Corp.*	91,967
37,870	Smart Modular Technologies, Inc.*	230,250
24,250	Technitrol, Inc.	108,640

		2,804,579

Energy Equipment & Services — 1.9%
28,438	Basic Energy Services, Inc.*	267,033
14,118	Cal Dive International, Inc.*	99,391
61,206	Complete Production Services, Inc.*	766,911

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
13,128	Dawson Geophysical Co.*	$284,746
2,537	Dril-Quip, Inc.*	133,167
10,320	Exterran Holdings, Inc.*	209,290
48,433	Global Industries Ltd.*	337,578
4,785	Oil States International, Inc.*	176,279
7,091	RPC, Inc.(a)	87,574
2,436	T-3 Energy Services, Inc.*	54,932
14,910	Union Drilling, Inc.*	108,396

		2,525,297

Food & Staples Retailing — 0.7%
15,705	Ingles Markets, Inc.	222,383
7,611	The Andersons, Inc.	205,345
46,902	Winn-Dixie Stores, Inc.*	475,117

		902,845

Food Products — 0.5%
20,072	Chiquita Brands International, Inc.*(a)	294,456
13,964	Fresh Del Monte Produce, Inc.*	283,888
3,872	Imperial Sugar Co.	63,462

		641,806

Gas Utilities — 2.3%
5,102	Atmos Energy Corp.	140,917
23,870	Nicor, Inc.	967,212
70,528	Southwest Gas Corp.	1,951,510

		3,059,639

Health Care Equipment & Supplies — 0.4%
3,982	CONMED Corp.*	85,653
7,686	Invacare Corp.	192,457
12,852	Medical Action Industries, Inc.*	174,402
16,051	RTI Biologics, Inc.*	50,721
3,274	Somanetics Corp.*	51,893

		555,126

Health Care Providers & Services* — 3.3%
34,694	AMN Healthcare Services, Inc.	301,838
8,856	Assisted Living Concepts, Inc.	228,750
36,565	Healthspring, Inc.	635,865
46,204	Kindred Healthcare, Inc.	781,310
7,449	MedCath Corp.	50,579
30,428	Molina Healthcare, Inc.	677,023
44,692	Nighthawk Radiology Holdings, Inc.	177,427
4,922	PharMerica Corp.	80,130
62,040	Sunrise Senior Living, Inc.	184,259
37,750	Universal American Financial Corp.	504,340
27,112	WellCare Health Plans, Inc.	845,352

		4,466,873

Hotels, Restaurants & Leisure* — 1.0%
5,184	Boyd Gaming Corp.	40,435
13,449	Domino’s Pizza, Inc.	151,974

Shares	Description	Value
Common Stocks — (continued)
Hotels, Restaurants & Leisure* — (continued)
56,331	O’Charley’s, Inc.(a)	$416,850
16,395	Papa John’s International, Inc.	386,922
955	The Steak n Shake Co.(a)	306,784

		1,302,965

Household Durables — 1.2%
15,165	American Greetings Corp.(b)	280,249
15,258	Blyth, Inc.	428,597
6,605	CSS Industries, Inc.	114,465
19,789	Ethan Allen Interiors, Inc.(a)	286,743
44,139	Furniture Brands International, Inc.*	227,757
15,754	Hooker Furniture Corp.	200,233
36,730	Sealy Corp.*(a)	109,456

		1,647,500

Household Products* — 0.2%
37,385	Central Garden & Pet Co.	328,614

Industrial Conglomerates — 0.5%
125	Seaboard Corp.	153,750
5,464	Standex International Corp.	124,634
28,580	Tredegar Corp.	462,424

		740,808

Insurance — 3.5%
34,961	American Equity Investment Life Holding Co.	256,614
4,073	American Safety Insurance Holdings Ltd.*	56,004
19,102	Aspen Insurance Holdings Ltd.	508,686
16,279	Assured Guaranty Ltd.	368,882
35,566	CNA Surety Corp.*	497,924
63,869	Conseco, Inc.*	304,016
6,930	Employers Holdings, Inc.	91,684
14,573	Endurance Specialty Holdings Ltd.	524,920
6,861	FBL Financial Group, Inc.	123,086
16,931	First Mercury Financial Corp.	221,965
41,229	Flagstone Reinsurance Holdings Ltd.	431,668
1,839	Infinity Property & Casualty Corp.	72,935
5,252	Kansas City Life Insurance Co.	141,804
12,072	Max Capital Group Ltd.	271,861
33,644	MBIA, Inc.*(a)	165,865
4,768	Platinum Underwriters Holdings Ltd.	172,888
19,497	PMA Capital Corp.*	117,372
8,928	Presidential Life Corp.	80,620
5,938	United America Indemnity Ltd.*	42,100
14,238	United Fire & Casualty Co.	239,483

		4,690,377

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail* — 0.2%
42,411	1-800-FLOWERS.COM, Inc.	$87,791
24,857	Gaiam, Inc.(a)	160,327

		248,118

Internet Software & Services — 1.1%
34,944	Internap Network Services Corp.*	155,501
73,347	iPass, Inc.*	81,415
70,135	Marchex, Inc. Class B	385,041
29,041	ModusLink Global Solutions, Inc.*	294,766
120,015	RealNetworks, Inc.*	506,464

		1,423,187

IT Services* — 1.0%
31,795	Acxiom Corp.	489,007
114,279	Ciber, Inc.	369,121
7,874	CSG Systems International, Inc.	152,834
66,490	Lionbridge Technologies, Inc.	154,257
29,013	Ness Technologies, Inc.	160,732

		1,325,951

Leisure Equipment & Products — 0.6%
36,492	Callaway Golf Co.(a)	272,230
50,390	Eastman Kodak Co.*(a)	304,859
50,333	Nautilus, Inc.*	126,336
11,683	RC2 Corp.*	167,885

		871,310

Life Sciences Tools & Services* — 0.2%
28,019	Albany Molecular Research, Inc.	265,900

Machinery — 3.9%
26,974	Albany International Corp.	536,513
21,206	American Railcar Industries, Inc.	210,151
39,788	Briggs & Stratton Corp.	657,696
20,484	EnPro Industries, Inc.*	498,785
25,966	Federal Signal Corp.	168,519
20,596	Kadant, Inc.*	313,471
32,415	Miller Industries, Inc.*	363,372
46,158	Mueller Industries, Inc.	1,135,025
10,851	Mueller Water Products, Inc.	48,938
12,963	NACCO Industries, Inc.	697,669
4,150	Navistar International Corp.*	153,509
2,101	Oshkosh Corp.	75,783
22,287	Tecumseh Products Co.*	246,940
4,079	The Toro Co.(a)	158,877

		5,265,248

Marine*(a) — 0.2%
18,284	American Commercial Lines, Inc.	280,477

Shares	Description	Value
Common Stocks — (continued)
Media — 1.3%
8,232	Ascent Media Corp.*	$212,138
8,882	Harte-Hanks, Inc.	93,794
42,525	Journal Communications, Inc.	149,688
73,542	Live Nation, Inc.*	843,527
6,537	Scholastic Corp.	195,456
35,346	The E.W. Scripps Co.*	240,353

		1,734,956

Metals & Mining — 2.2%
24,167	Brush Engineered Materials, Inc.*	434,281
56,806	Coeur d’Alene Mines Corp.*	796,420
9,010	Haynes International, Inc.	263,903
18,430	Kaiser Aluminum Corp.	647,814
1,674	Olympic Steel, Inc.	46,437
21,214	Stillwater Mining Co.*	213,201
38,429	Sutor Technology Group Ltd.*(a)	111,444
30,633	Worthington Industries, Inc.	443,260

		2,956,760

Multi-Utilities — 1.6%
59,645	Black Hills Corp.(a)	1,549,577
14,517	Integrys Energy Group, Inc.	607,537

		2,157,114

Multiline Retail — 0.7%
11,415	Dillard’s, Inc.(a)	189,032
65,737	Fred’s, Inc.	659,342
15,624	Tuesday Morning Corp.*	68,277

		916,651

Oil, Gas & Consumable Fuels — 3.2%
32,012	Berry Petroleum Co.(a)	866,885
125,314	International Coal Group, Inc.*(a)	447,371
29,947	PetroQuest Energy, Inc.*(a)	162,912
12,198	Rosetta Resources, Inc.*	250,791
24,662	Stone Energy Corp.*(a)	393,112
21,894	Swift Energy Co.*	548,664
22,978	Tesoro Corp.	287,225
178,344	USEC, Inc.*(a)	713,376
4,431	Venoco, Inc.*	51,089
60,448	W&T Offshore, Inc.(a)	538,592

		4,260,017

Paper & Forest Products — 2.4%
20,674	Buckeye Technologies, Inc.*	236,510
7,776	Clearwater Paper Corp.*	380,480
25,445	Domtar Corp.*	1,235,864
18,236	Glatfelter	251,657
35,575	KapStone Paper and Packaging Corp.*	328,713
95,599	Louisiana-Pacific Corp.*(a)	679,709
11,964	Wausau Paper Corp.*	105,522

		3,218,455

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Personal Products — 0.5%
77,477	Mannatech, Inc.(a)	$234,755
55,416	Prestige Brands Holdings, Inc.*	430,583

		665,338

Pharmaceuticals* — 0.6%
18,181	DepoMed, Inc.	51,816
20,599	King Pharmaceuticals, Inc.	247,394
17,523	Par Pharmaceutical Cos., Inc.	461,205

		760,415

Professional Services — 1.7%
32,016	CDI Corp.	412,686
72,654	Kelly Services, Inc.*	953,220
30,134	Kforce, Inc.*	402,892
62,302	Spherion Corp.*	351,383
8,474	TrueBlue, Inc.*	122,958

		2,243,139

Real Estate Investment Trusts — 12.3%
19,980	Agree Realty Corp.	391,408
33,374	BRE Properties, Inc.	1,070,304
8,057	Care Investment Trust, Inc.	66,067
109,108	DCT Industrial Trust, Inc.	540,085
6,207	EastGroup Properties, Inc.	237,480
8,996	Equity Lifestyle Properties, Inc.	434,687
40,370	Extra Space Storage, Inc.	458,199
87,707	Franklin Street Properties Corp.(a)	1,101,600
9,247	Health Care REIT, Inc.	397,621
73,546	Healthcare Realty Trust, Inc.	1,542,260
38,707	LTC Properties, Inc.	982,384
23,310	National Health Investors, Inc.	793,006
37,017	National Retail Properties, Inc.	747,743
33,289	Nationwide Health Properties, Inc.	1,097,205
78,781	OMEGA Healthcare Investors, Inc.	1,473,993
19,220	Post Properties, Inc.	343,077
50,850	Potlatch Corp.	1,561,095
20,852	Rayonier, Inc.	874,533
15,550	Realty Income Corp.(a)	434,311
21,922	Regency Centers Corp.	734,168
4,046	Sun Communities, Inc.	73,273
78,011	U-Store-It Trust	539,836
12,904	Universal Health Realty Income Trust	428,413
8,748	Urstadt Biddle Properties	131,133

		16,453,881

Road & Rail — 1.5%
6,082	AMERCO*	229,839
6,125	Arkansas Best Corp.	138,057

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — (continued)
18,649	Saia, Inc.*	$223,788
13,865	Universal Truckload Services, Inc.	233,487
57,811	Werner Enterprises, Inc.(a)	1,143,501

		1,968,672

Semiconductors & Semiconductor Equipment* — 2.6%
14,568	Brooks Automation, Inc.	121,497
1,551	Cabot Microelectronics Corp.	54,518
41,507	DSP Group, Inc.	285,983
230,369	Lattice Semiconductor Corp.	596,656
4,060	MKS Instruments, Inc.	67,396
20,638	OmniVision Technologies, Inc.	266,230
38,766	Photronics, Inc.(a)	149,249
67,367	RF Micro Devices, Inc.	259,363
5,745	Sigma Designs, Inc.(a)	63,827
140,199	Silicon Image, Inc.	337,880
142,232	Silicon Storage Technology, Inc.	379,759
18,944	Standard Microsystems Corp.	377,933
13,156	TriQuint Semiconductor, Inc.	78,936
39,751	Zoran Corp.	436,068

		3,475,295

Software — 1.7%
3,875	Blackbaud, Inc.	86,412
2,181	Commvault Systems, Inc.*	46,215
12,689	Double-Take Software, Inc.*	129,555
6,593	Epicor Software Corp.*	50,568
72,154	Mentor Graphics Corp.*	578,675
7,390	MicroStrategy, Inc.*	692,591
24,637	QAD, Inc.	135,011
7,416	Quest Software, Inc.*	127,704
78,151	Symyx Technologies, Inc.*	386,066

		2,232,797

Specialty Retail — 3.0%
49,534	Asbury Automotive Group, Inc.*	548,341
55,474	Borders Group, Inc.*	47,708
34,154	Brown Shoe Co., Inc.	418,387
42,263	Build-A-Bear Workshop, Inc.*(a)	201,595
18,072	DSW, Inc.*	435,535
20,296	Group 1 Automotive, Inc.*	588,584
28,938	Lithia Motors, Inc.*	225,716
62,528	Pier 1 Imports, Inc.*	318,893
11,536	Shoe Carnival, Inc.*	210,763
15,499	Sonic Automotive, Inc.*	148,015
63,037	Stage Stores, Inc.	814,438
5,141	Zumiez, Inc.*	65,445

		4,023,420

Textiles, Apparel & Luxury Goods — 2.0%
7,059	Columbia Sportswear Co.(a)	292,101
10,153	Crocs, Inc.*	74,625
53,376	Jones Apparel Group, Inc.	770,750

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
33,100	Kenneth Cole Productions, Inc.*	$338,944
13,443	Oxford Industries, Inc.	239,823
26,199	Perry Ellis International, Inc.*	419,970
45,037	Quiksilver, Inc.*	90,975
17,357	Skechers U.S.A., Inc.*	487,037

		2,714,225

Thrifts & Mortgage Finance — 1.9%
51,474	Astoria Financial Corp.	679,457
57,379	Brookline Bancorp, Inc.(a)	574,364
20,762	First Financial Northwest, Inc.(a)	128,516
82,431	NewAlliance Bancshares, Inc.	959,497
7,814	Washington Federal, Inc.	145,731

		2,487,565

Tobacco(a) — 0.3%
66,113	Alliance One International, Inc.*	336,515
2,695	Universal Corp.	122,326

		458,841

Trading Companies & Distributors*(a) — 0.0%
22,012	BlueLinx Holdings, Inc.	62,514

Wireless Telecommunication Services — 0.1%
13,985	USA Mobility, Inc.	145,304

TOTAL COMMON STOCKS		$131,347,905

		Expiration
Units	Description	Date	Value
Warrant* — 0.0%
635	Granite Broadcasting Corp.	06/12	$1

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 2.3%
Repurchase Agreement — 2.3%
Joint Repurchase Agreement Account II
$3,000,000	0.118%	02/01/10	$3,000,000
Maturity Value: $3,000,029

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$134,347,906

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 17.7%
Boston Global Investment Trust — Enhanced Portfolio II
23,713,717	0.148%	$23,737,431

TOTAL INVESTMENTS — 118.1%		$158,085,337

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.1)%		(24,214,438)

NET ASSETS — 100.0%		$133,870,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(c) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Russell Mini 2000 Index	49	March 2010	$2,944,900	$(122,385)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$146,536,323

Gross unrealized gain	18,977,901
Gross unrealized loss	(7,428,887)

Net unrealized security gain	$11,549,014

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 2.8%
39,178	Honeywell International, Inc.	$1,513,838
46,081	Lockheed Martin Corp.	3,433,956
69,801	Northrop Grumman Corp.(a)	3,950,737
88,940	United Technologies Corp.	6,001,671

		14,900,202

Air Freight & Logistics — 2.7%
19,419	FedEx Corp.	1,521,479
219,267	United Parcel Service, Inc. Class B	12,667,054

		14,188,533

Auto Components — 0.8%
7,857	Autoliv, Inc.	336,358
150,869	Johnson Controls, Inc.	4,198,685

		4,535,043

Beverages — 1.7%
58,711	Hansen Natural Corp.*	2,257,438
82,429	PepsiCo., Inc.	4,914,417
32,272	The Coca-Cola Co.	1,750,756

		8,922,611

Biotechnology* — 3.2%
151,492	Amgen, Inc.	8,859,252
10,435	Celgene Corp.	592,499
157,698	Gilead Sciences, Inc.	7,612,083

		17,063,834

Building Products* — 0.1%
16,965	Armstrong World Industries, Inc.	618,035

Capital Markets — 1.0%
136,076	Bank of New York Mellon Corp.	3,958,451
90,828	SEI Investments Co.	1,608,564

		5,567,015

Chemicals — 1.9%
85,513	E.I. du Pont de Nemours and Co.	2,788,579
29,655	Eastman Chemical Co.	1,676,397
19,844	Monsanto Co.	1,505,763
160,448	The Dow Chemical Co.	4,346,536

		10,317,275

Commercial Banks — 3.6%
92,281	BB&T Corp.	2,571,872
7,486	PNC Financial Services Group, Inc.	414,949
173,168	U.S. Bancorp	4,343,053
425,633	Wells Fargo & Co.	12,100,746

		19,430,620

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 0.0%
12,034	R.R. Donnelley & Sons Co.	$238,514

Communications Equipment* — 1.9%
359,036	Cisco Systems, Inc.	8,067,539
214,570	Motorola, Inc.	1,319,605
126,767	Tellabs, Inc.	815,112

		10,202,256

Computers & Peripherals — 4.2%
504,765	Dell, Inc.*	6,511,468
122,677	EMC Corp.*	2,045,026
31,881	Hewlett-Packard Co.	1,500,639
14,269	SanDisk Corp.*	362,718
530,843	Seagate Technology	8,881,003
78,424	Western Digital Corp.*	2,979,328

		22,280,182

Consumer Finance — 1.0%
16,203	AmeriCredit Corp.*(b)	339,777
106,414	Capital One Financial Corp.(b)	3,922,420
63,896	Discover Financial Services	874,097

		5,136,294

Diversified Consumer Services* — 0.1%
12,216	Apollo Group, Inc.	740,168

Diversified Financial Services — 2.9%
452,393	Bank of America Corp.	6,867,326
724,977	Citigroup, Inc.*	2,406,923
167,104	JPMorgan Chase & Co.	6,507,030

		15,781,279

Diversified Telecommunication Services — 2.2%
387,733	AT&T, Inc.(a)	9,832,909
9,302	CenturyTel, Inc.	316,361
49,762	Verizon Communications, Inc.	1,463,998

		11,613,268

Electric Utilities — 2.0%
301,575	Duke Energy Corp.	4,985,035
2,363	Entergy Corp.	180,320
115,826	Exelon Corp.	5,283,982

		10,449,337

Electrical Equipment — 0.9%
108,883	Emerson Electric Co.	4,523,000
9,709	Rockwell Automation, Inc.	468,362

		4,991,362

Electronic Equipment, Instruments & Components — 1.4%
19,488	Arrow Electronics, Inc.*	511,950
8,696	Avnet, Inc.*	229,922
103,987	Flextronics International Ltd.*	659,278
187,736	Ingram Micro, Inc.*	3,172,738
108,382	Tyco Electronics Ltd.	2,696,544

		7,270,432

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 1.6%
23,636	Baker Hughes, Inc.	$1,070,238
50,278	Exterran Holdings, Inc.*(b)	1,019,638
115,411	Halliburton Co.	3,371,155
43,074	Schlumberger Ltd.	2,733,476
2,350	Transocean Ltd.*	199,139

		8,393,646

Food & Staples Retailing — 2.0%
5,216	Costco Wholesale Corp.	299,555
79,482	CVS Caremark Corp.	2,572,832
97,434	Wal-Mart Stores, Inc.	5,205,899
71,009	Walgreen Co.	2,559,874

		10,638,160

Food Products — 1.6%
213,195	Archer-Daniels-Midland Co.	6,389,454
170,904	Tyson Foods, Inc.	2,361,893

		8,751,347

Health Care Equipment & Supplies — 1.2%
8,724	Becton, Dickinson & Co.	657,528
250,705	Boston Scientific Corp.*	2,163,584
75,951	CareFusion Corp.*	1,955,738
9,300	Covidien PLC	470,208
25,963	Stryker Corp.	1,347,999

		6,595,057

Health Care Providers & Services — 2.6%
17,256	Aetna, Inc.	517,163
69,089	Cardinal Health, Inc.	2,284,773
52,265	Coventry Health Care, Inc.*(b)	1,195,823
17,693	Humana, Inc.*	860,234
12,449	McKesson Corp.	732,250
129,676	UnitedHealth Group, Inc.	4,279,308
66,674	WellPoint, Inc.*	4,248,467

		14,118,018

Hotels, Restaurants & Leisure — 0.7%
99,730	Carnival Corp.*	3,324,001
20,805	Marriott International, Inc.	545,715

		3,869,716

Household Durables — 0.2%
35,343	Harman International Industries, Inc.	1,256,444

Household Products — 2.1%
12,189	Colgate-Palmolive Co.	975,486
170,668	The Procter & Gamble Co.	10,504,615

		11,480,101

Industrial Conglomerates — 1.7%
567,511	General Electric Co.	9,125,577

Insurance — 2.5%
12,601	Loews Corp.	450,738
92,939	MetLife, Inc.	3,282,605

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
45,638	Prudential Financial, Inc.	$2,281,444
31,400	The Travelers Cos., Inc.	1,591,038
282,967	Unum Group	5,537,664

		13,143,489

Internet & Catalog Retail* — 0.8%
23,537	Amazon.com, Inc.	2,951,775
72,171	Expedia, Inc.	1,545,181

		4,496,956

Internet Software & Services* — 1.2%
9,653	Google, Inc.	5,110,515
48,080	VeriSign, Inc.	1,101,513

		6,212,028

IT Services — 1.1%
134,045	Accenture PLC	5,494,504
3,792	Computer Sciences Corp.*	194,530

		5,689,034

Machinery — 2.0%
30,244	Caterpillar, Inc.	1,579,947
30,522	Cummins, Inc.	1,378,374
29,742	Eaton Corp.	1,821,400
77,389	Ingersoll-Rand PLC	2,512,047
14,305	PACCAR, Inc.	515,409
62,975	The Toro Co.(b)	2,452,876
12,008	Timken Co.	269,099

		10,529,152

Media — 4.0%
213,337	Comcast Corp.	3,377,125
178,033	Comcast Corp. Special Class A	2,695,420
183,024	DISH Network Corp.	3,342,018
35,864	News Corp.	452,245
21,237	News Corp. Class B(b)	311,759
4,533	Time Warner Cable, Inc.	197,594
375,521	Time Warner, Inc.	10,308,051
18,067	Viacom, Inc. Class B*	526,472

		21,210,684

Metals & Mining — 1.3%
24,294	Alcoa, Inc.	309,263
46,241	Freeport-McMoRan Copper & Gold, Inc.	3,083,812
57,290	Newmont Mining Corp.	2,455,449
12,274	Reliance Steel & Aluminum Co.	500,043
18,688	Schnitzer Steel Industries, Inc.	756,864

		7,105,431

Multi-Utilities — 0.6%
6,827	Consolidated Edison, Inc.	298,613
45,461	Dominion Resources, Inc.	1,702,969
13,755	Integrys Energy Group, Inc.	575,647
17,572	NiSource, Inc.	250,401

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — (continued)
16,850	Public Service Enterprise Group, Inc.	$515,441

		3,343,071

Multiline Retail — 0.7%
15,129	Dollar Tree, Inc.*	749,188
20,877	J.C. Penney Co., Inc.	518,376
8,691	Kohl’s Corp.*	437,765
65,218	Macy’s, Inc.	1,038,923
23,548	Nordstrom, Inc.	813,348

		3,557,600

Oil, Gas & Consumable Fuels — 9.8%
127,157	Chevron Corp.	9,170,563
6,028	Cimarex Energy Co.	296,638
174,993	ConocoPhillips	8,399,664
203,223	Devon Energy Corp.	13,597,651
278,748	Exxon Mobil Corp.	17,959,734
118,074	Valero Energy Corp.	2,174,923
20,751	XTO Energy, Inc.	924,872

		52,524,045

Paper & Forest Products — 0.6%
147,603	International Paper Co.	3,381,585

Pharmaceuticals — 6.9%
465,111	Eli Lilly & Co.	16,371,907
60,446	Forest Laboratories, Inc.*	1,791,620
78,372	Johnson & Johnson	4,926,464
750,776	Pfizer, Inc.	14,009,480

		37,099,471

Professional Services — 0.4%
36,780	Manpower, Inc.	1,904,836

Real Estate Investment Trusts — 3.2%
17,465	AvalonBay Communities, Inc.(b)	1,337,994
21,095	Plum Creek Timber Co., Inc.(b)	763,006
45,195	Public Storage	3,578,540
98,823	Rayonier, Inc.	4,144,637
98,176	Simon Property Group, Inc.	7,068,678

		16,892,855

Semiconductors & Semiconductor Equipment — 3.4%
556,034	Intel Corp.	10,787,060
37,607	LSI Corp.*	187,659
323,369	Texas Instruments, Inc.	7,275,802

		18,250,521

Software — 6.0%
841,299	Microsoft Corp.	23,707,806
202,057	Oracle Corp.	4,659,434
220,730	Symantec Corp.*	3,741,374

		32,108,614

Specialty Retail — 1.8%
40,143	Best Buy Co., Inc.	1,471,241
98,945	Ross Stores, Inc.(b)	4,544,544
41,024	The Gap, Inc.	782,738

Shares	Description	Value
Common Stocks — (continued)
Specialty Retail — (continued)
62,314	The TJX Cos., Inc.	$2,368,555
33,623	Williams-Sonoma, Inc.	638,164

		9,805,242

Thrifts & Mortgage Finance — 0.1%
26,783	Hudson City Bancorp, Inc.	355,410

Tobacco — 2.8%
38,285	Altria Group, Inc.	760,340
127,923	Lorillard, Inc.	9,683,771
94,766	Philip Morris International, Inc.	4,312,801

		14,756,912

Wireless Telecommunication Services* — 0.4%
728,095	Sprint Nextel Corp.	2,388,152

TOTAL COMMON STOCKS		$523,229,414

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(c) — 3.0%
Repurchase Agreement — 3.0%
Joint Repurchase Agreement Account II
$16,300,000	0.118%	02/01/10	$16,300,000
Maturity Value: $16,300,160

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$539,529,414

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) — 0.9%
Boston Global Investment Trust — Enhanced Portfolio II
4,682,364	0.148%	$4,687,047

TOTAL INVESTMENTS — 101.6%		$544,216,461

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(8,469,104)

NET ASSETS — 100.0%		$535,747,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on January 29, 2010. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2010.
(e) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
January 31, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At January 31, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P Mini 500 Index	180	March 2010	$9,633,600	$(446,064)

TAX INFORMATION — At January 31, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$504,971,511

Gross unrealized gain	57,492,230
Gross unrealized loss	(18,247,280)

Net unrealized security gain	$39,244,950

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Balanced	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$76,151,995	$—	$—
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	1,507,247	2,281,443	—
Municipal Debt Obligations	—	196,978	—
Corporate Obligations	—	11,301,516	—
Foreign Debt Obligations	1,024,580	1,427,672	—
Government Guarantee Obligations	—	6,889,199	—
Mortgage-Backed Obligations	—	25,100,580	—
Asset-Backed Securities	—	706,613	—
Securities Lending Reinvestment Vehicle	—	1,804,126	—
Short-term Investments	—	5,500,000	—
Derivatives	26,723	568,562	—

Total	$78,710,545	$55,776,689	$—

Liabilities
Derivatives	$(118,346)	$(728,728)	$—

Structured Large Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$717,358,958	$—	$—
Securities Lending Reinvestment Vehicle	—	32,201,803	—
Short-term Investments	—	17,500,000	—

Total	$717,358,958	$49,701,803	$—

Liabilities
Derivatives	$(609,913)	$—	$—

Structured Large Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$823,613,201	$—	$—
Securities Lending Reinvestment Vehicle	—	104,009,133	—
Short-term Investments	—	15,700,000	—

Total	$823,613,201	$119,709,133	$—

Liabilities
Derivatives	$(803,393)	$—	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Structured Small Cap Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$380,424,918	$—	$—
Securities Lending Reinvestment Vehicle	—	88,215,294	—
Short-term Investments	—	10,000,000	—

Total	$380,424,918	$98,215,294	$—

Liabilities
Derivatives	$(408,581)	$—	$—

Structured Small Cap Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$36,302,039	$—	$—
Securities Lending Reinvestment Vehicle	—	5,257,480	—
Short-term Investments	—	800,000	—

Total	$36,302,039	$6,057,480	$—

Liabilities
Derivatives	$(34,383)	$—	$—

Structured Small Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$131,347,906	$—	$—
Securities Lending Reinvestment Vehicle	—	23,737,431	—
Short-term Investments	—	3,000,000	—

Total	$131,347,906	$26,737,431	$—

Liabilities
Derivatives	$(122,385)	$—	$—

Structured U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$523,229,414	$—	$—
Securities Lending Reinvestment Vehicle	—	4,687,047	—
Short-term Investments	—	16,300,000	—

Total	$523,229,414	$20,987,047	$—

Liabilities
Derivatives	$(446,064)	$—	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.

     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statement of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

     Non U.S. currency symbols utilized throughout the report are defined as follows:

BRL = Brazilian Real	KRW = South Korean Won
EUR = Euro

Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.

     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.

Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Fund will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Balanced	$5,500,000

Structured Large Cap Growth	17,500,000

Structured Large Cap Value	15,700,000

Structured Small Cap Equity	10,000,000

Structured Small Cap Growth	800,000

Structured Small Cap Value	3,000,000

Structured U.S. Equity	16,300,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,700,000,000	0.12%	02/01/10	$2,700,027,000

Barclays Capital, Inc.	1,000,000,000	0.10	02/01/10	1,000,008,333

Barclays Capital, Inc.	5,150,000,000	0.11	02/01/10	5,150,047,208

Citigroup Global Markets, Inc.	1,500,000,000	0.12	02/01/10	1,500,015,000

Credit Suisse Securities (USA) LLC	1,900,000,000	0.12	02/01/10	1,900,019,000

Deutsche Bank Securities, Inc.	8,350,000,000	0.12	02/01/10	8,350,083,500

JPMorgan Securities	380,000,000	0.11	02/01/10	380,003,483

Merrill Lynch & Co., Inc.	850,000,000	0.12	02/01/10	850,008,500

Morgan Stanley & Co.	7,650,000,000	0.12	02/01/10	7,650,076,500

RBS Securities, Inc.	1,500,000,000	0.13	02/01/10	1,500,016,250

UBS Securities LLC	770,000,000	0.11	02/01/10	770,007,058

Wachovia Capital Markets	3,000,000,000	0.12	02/01/10	3,000,030,000

TOTAL				$34,750,341,832

At January 31, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.500% to 5.500%	07/23/18 to 02/26/24

Federal Home Loan Bank	0.345 to 6.050	04/30/10 to 11/02/29

Federal Home Loan Mortgage Corp.	0.000 to 14.000	02/09/10 to 05/01/48

Federal National Mortgage Association	0.875 to 16.000	02/10/10 to 01/01/50

Government National Mortgage Association	3.500 to 8.000	10/15/12 to 01/20/40

U.S. Treasury Bill	0.000	05/06/10

U.S. Treasury Notes	1.500 to 3.750	12/31/13 to 11/15/18

The aggregate market value of the collateral, including accrued interest, was $35,544,306,282.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Act”). The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

Swap Contracts — Certain Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Fund may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Balanced Fund invests in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2010 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Fund, as seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

     The Fund’s credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of January 31, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Balanced

	Derivative	Derivative
Risk	Assets	Liabilities

Equity	$—	$(67,264)

Interest rate	523,202	(53,510	)(a)

Credit	—	(726,300	)(a)

Currency	72,083	—

Total	$595,285	$(847,074)

		Derivative
Risk	Fund	Liabilities

Equity	Structured Large Cap Growth	$(609,913)

Equity	Structured Large Cap Value	(803,393)

Equity	Structured Small Cap Equity	(408,581)

Equity	Structured Small Cap Growth	(34,383)

Equity	Structured Small Cap Value	(122,385)

Equity	Structured U.S. Equity	(446,064)

(a) Aggregate of amounts include $728,728, for the Balanced Fund, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	March 31, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	March 31, 2010

* Print the name and title of each signing officer under his or her signature.